N-2	May 27, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002092012
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-291197
Investment Company Act File Number	811-24132
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	2
Entity Registrant Name	RBC BLUEBAY ENHANCED INCOME FUND
Entity Address, Address Line One	250 Nicollet Mall
Entity Address, Address Line Two	Suite 1550
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	612
Local Phone Number	376-7000
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES	Class I	Class A	Class T
Maximum Sales Charge (Load) Imposed on Purchases 1	None	5.75%	3.00%
Maximum Contingent Deferred Sales Charge (Load)	None	None	None
1
Investors purchasing Class A and Class T Shares may be subject to a sales load of up to 5.75% and 3.00%, respectively, of the purchase amount. The table assumes the maximum sales load is charged. The Fund may waive all or a portion of the sales load for certain investors as disclosed herein. While Class I Shares are not subject to a front-end
sales charge, if an investor purchases Class I Shares through certain financial firms, such firms may directly charge the investor transaction or other fees in such amount as they may determine. Investors should consult their financial firm for additional information.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES (as a percentage of average net assets attributable to Shares ( i.e. , common shares))
Management Fee	1.35%	1.35%		1.35%
Incentive Fee 2	-%	-%		-%
Other Expenses 3
Distribution and Service (12b-1) Fee 4	None	None		0.50%
Shareholder Servicing Fee	None	0.25%		0.25%
Other Operating Expenses 5	0.99%	4.95%		4.95%

Total Annual Fund Operating Expenses	2.34%	6.55%		7.05%

Fee Waiver and/or Expense Reimbursement 6	None	(3.95%	)	(3.95%	)

Total Annual Fund Operating Expenses	2.34%	2.60%		3.10%
2
The Fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Adviser during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments. The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s
“pre-incentive
fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s Net Assets, equal to 1.875% per quarter, or an annualized hurdle rate of 7.50%, subject to a
“catch-up”
feature. See “Management and Incentive Fees” for a full explanation of how the Incentive Fee is calculated.

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4
The Fund may charge a distribution and service fee totaling up to 0.50% per year on Class T Shares, which may include up to 0.25% of the average daily net assets of the Fund’s Class T shares for shareholder services.

5	Other operating expenses differ by share class due to the differences in expenses incurred by each share class.
6
The Adviser has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 2.60% of the Fund’s average daily net assets for Class A shares, 2.35% for Class I shares and 3.10% for Class T shares. The expense limitation agreement is in place until January 31, 2027 and may not be terminated by the Adviser prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Adviser is entitled to recoup from the Fund or class the fees and/or operating expenses. Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund within 36 months from the date on which the fee was waived or the expense was borne, provided that no reimbursement payment will be made on any day the reimbursement is sought unless the Fund’s annualized operating expenses for that day are below the applicable expense limitation, and then only to the extent that the Fund’s annualized operating expenses plus the amount reimbursed would equal, but not exceed, the applicable expense limitations. In addition, fees waived or expenses borne previously cannot be recouped solely because of a subsequent increase in the Fund’s operating expense limit.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example:
The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above.
An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:
If your shares are repurchased at the end of each period:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I	$24	$73	$125	$267
Class A	$586	$642	$696	$825
Class T	$322	$421	$516	$736
If your shares are not repurchased at the end of each period:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I	$24	$73	$125	$267
Class A	$586	$642	$696	$825
Class T	$322	$421	$516	$736
The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown
. While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management Fee and Incentive Fee.”

Purpose of Fee Table , Note [Text Block]
The following table illustrates the fees and expenses that you may pay if you buy, hold and sell Shares. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares or Class T Shares. More information about these and other discounts or waivers is available from your financial professional, in the section “Sales Charges—Class A Shares and Class T shares” on page 64 of the Prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, that are not reflected in the table and examples below.

Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts for the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGIES
Investment Objective
The Fund seeks to provide total return primarily consisting of income. The Fund’s investment objective is not fundamental and may be changed without shareholder approval.
Investment Opportunities and Strategies
In pursuing its investment objective, the Fund invests primarily in equity and junior debt tranches of CLOs, issued in the U.S. or European markets that are collateralized by a portfolio consisting primarily of below investment grade senior secured loans with a large number of distinct underlying borrowers across various industry sectors. The Fund may also invest in other related securities and instruments or other securities and investments that are consistent with the Fund’s investment objectives, including LAFs, CMBS, RMBS, ABS, leveraged loans, money market instruments and securities issued or guaranteed by the U.S. Treasury. The Fund’s investments in RMBS and ABS will span a broad segment of consumer creditworthiness segments, which will include exposure to prime, near-prime, and subprime consumers. The Fund may invest without limit in below investment grade fixed income instruments, which are commonly referred to as “junk” or “high-yield” instruments and are regarded as speculative with respect to the issuer’s ability to pay interest and repay principal. The Fund may also engage in derivative transactions from time to time to hedge against interest rate, credit, currency and/or other risks, or for other risk management or investment purposes, including to accommodate additional investments. Over the long term and under normal market conditions, management expects at least 70% of the Fund’s investment portfolio to comprise CLO investments and the rest, if any, to comprise other credit investments and short-term investments. Such target allocations are subject to change without prior approval of or notice to shareholders. The CLO securities in which the Fund primarily seeks to invest are rated below investment grade or, in the case of CLO equity securities, unrated, and are considered speculative with respect to timely payment of interest and repayment of principal. Unrated and below investment grade securities are also sometimes referred to as “junk” securities. In addition, the CLO equity and debt securities in which the Fund invests are highly leveraged (with CLO equity securities typically being leveraged approximately ten times), which significantly magnifies the Fund’s risk of loss on such investments.
The foregoing descriptions of the Fund’s investment objectives and strategies do not reflect fundamental policies of the Fund and may be changed by the Board without prior approval of the Fund’s shareholders.

The Fund seeks to make investments in the primary and secondary markets. In the primary CLO market (i.e., acquiring securities at the inception of a CLO), the Fund seeks to invest in CLO securities that the Adviser or
Sub-Adviser
believes have the potential to generate attractive risk-adjusted returns and to outperform other similar CLO securities issued within the respective vintage period. In the secondary CLO market (i.e., acquiring existing CLO securities), the Fund seeks to invest in CLO securities that the Adviser or
Sub-Adviser
believes have the potential to generate attractive risk-adjusted returns.
The Adviser and
Sub-Adviser
incorporate material environmental, social and governance (“ESG”) factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Adviser and
Sub-Adviser.
The Adviser and
Sub-Adviser
will not knowingly invest in companies involved in the production, sales/trade, testing, research and development, system integration, maintenance, or maintenance/service management of anti-personnel land mines, cluster munitions, biological weapons, chemical weapons, or depleted uranium.
Portfolio Composition
The Fund’s portfolio will consist primarily of:
Collateralized Loan Obligations
.
The Fund invests primarily in equity and junior debt tranches of CLOs, issued in the U.S. or European markets that are collateralized by a portfolio consisting primarily of below investment grade senior secured loans with a large number of distinct underlying borrowers across various industry sectors. CLOs are generally required to hold a portfolio of assets that is highly diversified by underlying borrower and industry and that is subject to a variety of asset concentration limitations. Most CLOs are non-static,
revolving structures that generally allow for reinvestment over a specific period of time (the “reinvestment period,” which is typically up to five years). The terms and covenants of a typical CLO structure are, with certain exceptions, based primarily on the cash flow generated by, and the par value (as opposed to the market price or fair value) of, the collateral. These covenants include collateral coverage tests, interest coverage tests and collateral quality tests. A CLO funds the purchase of a portfolio of primarily senior secured loans via the issuance of CLO securities in the form of multiple, primarily floating rate, debt tranches. The CLO debt tranches typically are rated “AAA” (or its equivalent) at the most senior level down to “BB” or “B” (or its equivalent), which is below investment grade, at the junior level by Moody’s, S&P and/or Fitch. The interest rate on the CLO debt tranches is the lowest at the
AAA-level
and generally increases at each level down the rating scale. The CLO equity tranche is unrated and typically represents approximately 8% to 11% of a CLO’s capital structure. Below investment grade and unrated securities are sometimes referred to as “junk” securities. CLOs have two priority-of-payment
schedules (commonly called “waterfalls”) that are detailed in a CLO’s indenture and govern how cash generated from a CLO’s underlying collateral is distributed to the CLO’s equity and debt investors. The interest waterfall applies to interest payments received on a CLO’s underlying collateral. The principal waterfall applies to cash generated from principal on the underlying collateral, primarily through loan repayments and the proceeds from loan sales or maturities. Through the interest waterfall, any excess interest-related cash flow available after the required quarterly interest payments to CLO debt investors are made and certain CLO expenses (such as administration and collateral management fees) are paid is then distributed to the CLO’s equity investors each quarter, subject to compliance with certain tests. A CLO’s indenture typically requires that the maturity dates of a CLO’s assets, typically five to seven years from the date of issuance of a senior secured loan, be shorter than the maturity date of the CLO’s liabilities, typically 12 to 13 years from the date of issuance. However, CLO investors do face reinvestment risk with respect to a CLO’s underlying portfolio. In addition, in most CLO transactions, CLO debt investors are subject to prepayment risk in that the holders of a majority of the equity tranche can direct a call or refinancing of a CLO, which would cause the CLO’s outstanding CLO debt securities to be repaid at par.
Residential Mortgage-Backed Securities
. RMBS are fixed income instruments that may be secured by interests in a single residential mortgage loan or a pool of mortgage loans secured by residential property. The Fund may purchase, without limitation, RMBS that may be senior, subordinate, interest-only, principal-only, investment-grade, non-investment
grade, unrated or in default. The Fund acquires RMBS from private originators as well as from other mortgage loan investors, including savings and loan associations, mortgage bankers, commercial banks, finance companies and investment banks. The credit quality of any RMBS issue depends primarily on the credit quality of the underlying mortgage loans. The investment characteristics of RMBS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying residential mortgage loans or other assets generally may be prepaid at any time.
Commercial Mortgage-Backed Securities
. CMBS are fixed income instruments that are secured by mortgage loans on commercial real property. CMBS typically take the form of multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They generally are structured to provide protection to investors in senior tranches against potential losses on the underlying mortgage loans. Such protection generally is provided by causing holders of Subordinated CMBS to take the first loss in the event of defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated CMBS, cross-collateralization and over-collateralization. The Fund may invest in CMBS of any credit quality, including, without limitation, Subordinated CMBS, CMBS that are rated below investment grade or unrated, and CMBS that are in default.

Asset-Backed Securities.
ABS are a form of structured debt obligation. The securitization techniques used for ABS are similar to those used for mortgage-backed securities. ABS are bonds backed by pools of loans or other receivables. The collateral for these securities may include home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of ABS that may be developed in the future. ABS present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-related securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.
Leveraged Loans.
Leveraged loans are senior secured loans extended to companies with higher levels of debt, often used to finance acquisitions, recapitalizations, or other corporate activities. These loans generally feature floating interest rates, which adjust periodically based on a reference rate. Leveraged loans may allow the Fund to quickly reallocate capital in response to shifts in credit markets, interest rates, or issuer fundamentals. The Fund may also diversify across industries, issuers, and maturities to manage risk and enhance return potential.
High Yield Securities
. The Fund may invest in below investment grade bonds of corporate issuers. These “high-yield” securities (also known as “junk bonds”) will be rated BB+ or lower by S&P or will be of equivalent quality rating from another NRSRO, or if unrated, considered by the Adviser to be of comparable quality. There is no minimum credit quality for securities in which the Fund may invest. The Fund will not acquire defaulted bonds of corporate issuers but may hold such securities in the event that an issuer defaults.
Derivatives.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives to gain or adjust exposure to markets, sectors, securities and currencies and to manage exposure to risks relating to creditworthiness, interest rate spreads, volatility and changes in yield curves. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions, including currency options and forward currency contracts, to hedge
non-U.S.
Dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.
Money Market Instruments.
Money market instruments are high quality short-term debt securities. Money market instruments in which the Fund may invest may include obligations of governments, government agencies, banks, corporations and special purpose entities including time deposits and certificates of deposit and repurchase agreements relating to these obligations.
U.S. Government Securities.
U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Fund’s Shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero-coupon
securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Leverage
.
The Fund may use leverage as and to the extent permitted by the 1940 Act. The Fund expects to obtain leverage primarily through reverse repurchase agreements but may also use any other form of financial leverage instruments, including funds borrowed from banks or other financial institutions, margin facilities, notes or preferred shares and leverage attributable to reverse repurchase agreements or similar transactions. Certain instruments that create leverage are considered to be senior securities under the 1940 Act. With respect to senior securities representing indebtedness (
i.e.
, borrowing or deemed borrowing), other than temporary borrowings as defined under the 1940 Act, the Fund is required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. With respect to senior securities that are equity (
i.e.
, preferred shares), the Fund is required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such preferred shares and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding preferred shares.
The Fund expects that it will, or that it may need to, raise additional capital in the future to fund its continued growth, and the Fund may do so by borrowing under credit facilities, issuing additional preferred shares or issuing debt securities, or through other leveraging instruments. Subject to the limitations under the 1940 Act, the Fund may incur additional leverage opportunistically or not at all and may choose to increase or decrease its leverage. The Fund may use different types or combinations of leveraging instruments at any time based on the Adviser’s assessment of market conditions and the investment environment, including forms of leverage other than preferred shares, debt securities and/or credit facilities. In addition, the Fund may borrow for temporary, emergency or other purposes as permitted under the 1940 Act, which indebtedness would generally not be subject to the asset coverage requirements described above.

By leveraging the Fund’s investment portfolio, the Fund may create an opportunity for increased net income and capital appreciation. However, the use of leverage also involves significant risks and expenses, which will be borne entirely by the Fund’s shareholders, and the Fund’s leverage strategy may not be successful. For example, the more leverage is employed, the more likely a substantial change will occur in the NAV per share of the Fund’s Shares.
Since the Management Fee and Incentive Fee are calculated based on the Fund’s average daily net assets, any leverage employed by the Fund will be offset by a corresponding liability in the calculation of the Management Fee and Incentive Fee. Accordingly, to the extent the Fund employs leverage, the Adviser will not be paid on Fund assets attributable to leverage. The Fund may use leverage opportunistically and may use different types, combinations or amounts of leverage over time, based on the Adviser’s views concerning market conditions and investment opportunities. The Fund’s strategies relating to its use of leverage may not be successful, and the Fund’s use of leverage will cause the Fund’s NAV to be more volatile than it would otherwise be. There can be no guarantee that the Fund will leverage its assets or, to the extent the Fund uses leverage, what percentage of its assets such leverage will represent.

Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISKS
Investing in the Fund’s securities involves a number of significant risks. In addition to the other information contained in this Prospectus, you should consider carefully the following information before making an investment in the Fund’s securities. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not presently known to the Fund or not presently deemed material by the Fund might also impair the Fund’s operations and performance and the value of the Fund’s securities. If any of the events associated with the following risks occur, the Fund’s business, financial condition and results of operations could be materially adversely affected and the value of the Fund’s securities may be impaired. In such case, the price of the Fund’s securities could decline, and you may lose all or part of your investment.
Risks Related to the Fund’s Investments
Limited Operating History Risk.
The Fund is a
non-diversified,
closed-end
management investment company with limited operating history. As a result, the Fund does not have significant financial information on which you can evaluate an investment in the Fund or its prior performance. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve the Fund’s investment objectives, achieve its desired portfolio composition, or raise sufficient capital and that the value of your investment could decline substantially or become worthless. The Fund currently anticipates investing proceeds from the sale of its Shares within three to six months of the receipt of such proceeds, depending on the availability of appropriate investment opportunities consistent with the Fund’s investment objectives and market conditions. During this period, the Fund will invest in temporary investments, such as cash, cash equivalents, U.S. Government securities and other high-quality debt investments that mature in one year or less. The Fund expects returns on such temporary investments to be substantially lower than the returns that the Fund anticipates earning from investments in CLO securities and related investments.
Non-Diversified
Status.
The Fund is a
“non-diversified”
investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a
“non-diversified”
fund for purposes of the 1940 Act, the Fund intends to maintain its qualification to be treated as a regulated investment company (“RIC”) under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”
Failure to Raise Sufficient Capital Risk.
The amount of proceeds the Fund raises in the offering may be substantially less than the amount the Fund would need to create its desired portfolio of investments, and the Fund may not achieve the economies of scale necessary to operate in a cost effective manner. If the Fund is unable to raise substantial funds, the Fund will make fewer investments resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a shareholder’s investment may be reduced in the event the

Fund’s assets underperform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund has certain fixed operating expenses, including certain expenses as a closed-end
management investment company, regardless of whether the Fund is able to raise substantial funds in this offering. The Fund’s inability to raise substantial funds would increase its fixed operating expenses as a percentage of gross income, causing shareholders to incur higher fees, reducing the Fund’s net income and limiting the Fund’s ability to make distributions.
Senior Secured Loans Risk.
The Fund obtains exposure to underlying senior secured loans through the Fund’s investments in CLOs but also may obtain such exposure directly or indirectly through other means from time to time. Such loans may become nonperforming or impaired for a variety of reasons. Nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty.
In addition, the portfolios of certain CLOs in which the Fund invests may contain middle-market loans. Loans to middle-market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle-market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle-market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Accordingly, loans made to middle-market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle-market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle-market loans in any CLO in which the Fund may invest. As a consequence of the forgoing factors, the securities issued by CLOs that primarily invest in middle-market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.
Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which the Fund invests. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent that the CLOs in which the Fund invests hold covenant-lite loans, the Fund’s CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Collateralized Loan Obligations and Other Structured Products Risk.
The Fund’s investments consist primarily of CLO securities, and the Fund may invest in other related structured finance securities. CLOs and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. The Fund and other investors in CLO and related structured finance securities ultimately bear the credit risk of the underlying collateral. In most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of the junior tranches that are the focus of the Fund’s investment strategy, and scheduled payments to junior tranches have a priority in right of payment to subordinated/equity tranches.
CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. For example, investments in structured vehicles, including collateralized bond obligations (“CBOs”) and equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. A CBO is a trust that is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. The pool of high yield securities underlying CBOs is typically separated into tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates, whereas the lower tranches, with greater risk, pay higher interest rates.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund’s investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the Fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the Fund may target. In addition, CLO and other structured finance securities may be subject to prepayment risk. Further, the performance of a CLO or other structured finance security may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.
The Fund’s investments in the primary CLO market involve certain additional risks.
Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities, and could result in early redemptions which may cause CLO equity and debt investors to receive less than the face value of their investment.
Failure by a CLO in which the Fund is invested to satisfy certain tests will harm the Fund’s operating results.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, would lead to a reduction in its payments to the Fund. If a CLO fails certain tests, holders of CLO senior debt would be entitled to additional payments that would, in turn, reduce the payments the Fund, as a holder of junior debt or equity tranches, would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s operating results and cash flows.
Negative loan ratings migration may also place pressure on the performance of certain of the Fund’s investments
.
Per the terms of a CLO’s indenture, assets rated “CCC+” or lower or their equivalent in excess of applicable limits typically do not receive full par credit for purposes of calculation of the CLO’s overcollateralization tests. As a result, negative rating migration could cause a CLO to be out of compliance with its overcollateralization tests. This could cause a diversion of cash flows away from the CLO equity and junior debt tranches in favor of the more senior CLO debt tranches until the relevant overcollateralization test breaches are cured. This could have a negative impact on the Fund’s NAV and cash flows.
The Fund’s investments in CLOs and other investment vehicles result in additional expenses to the Fund.
The Fund invests in CLO securities and may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, including private funds, and, to the extent the Fund so invests, it will bear the Fund’s ratable share of a CLO’s or any such investment vehicle’s expenses, including management and performance fees. In addition to the management and performance fees borne by the Fund’s investments in CLOs, the Fund also remains obligated to pay management and incentive fees to the Adviser with respect to the assets invested in the securities and other instruments of other investment vehicles, including CLOs. With respect to each of these investments, shareholders bear their respective shares of the management and incentive fee of the Adviser as well as indirectly, the management and performance fees charged by the underlying adviser and other expenses of any investment vehicles in which the Fund invests.
In the course of the Fund’s investing activities, the Fund pays management and incentive fees to the Adviser and reimburses the Adviser for certain expenses it incurs. As a result, shareholders invest on a “gross” basis and receive distributions on a “net” basis after expenses, potentially resulting in a lower rate of return than an investor might achieve through direct investments.
The Fund’s investments in CLO securities may be less transparent to the Fund and its shareholders than direct investments in the collateral.
The Fund invests primarily in equity and junior debt tranches of CLOs and other related investments. Generally, there may be less information available to the Fund regarding the collateral held by such CLOs than if the Fund had invested directly in the debt of the underlying obligors. As a result, the Fund’s shareholders do not know the details of the collateral of the CLOs in which the Fund invests or receive the reports issued with respect to such CLO. In addition, no independent public accountant audits, reports or expresses an opinion on any of the information contained in certain monthly reports or any other financial information furnished to the Fund as a noteholder in a CLO. The Fund’s CLO investments are also subject to the risk of leverage associated with the debt issued by such CLOs and the repayment priority of senior debt holders in such CLOs.
CLO investments involve complex documentation and accounting considerations.
CLOs and other structured finance securities in which the Fund invests are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.
The accounting and tax implications of the CLO investments that the Fund makes are complicated. In particular, reported earnings from CLO equity securities are recorded under U.S. generally accepted accounting principles, (“GAAP”) based upon an effective yield calculation. Current taxable earnings on certain of these investments, however, will generally not be determinable until after the end of the fiscal year of each individual CLO that ends within the Fund’s fiscal year, even though the investments are generating cash flow throughout the fiscal year. The tax treatment of certain of these investments may result in higher distributable earnings in the early years and a capital loss at maturity, while for reporting purposes the totality of cash flows is reflected in a constant yield to maturity.
The Fund is dependent on the collateral managers of the CLOs in which it invests, and those CLOs are generally not registered under the 1940 Act.
The Fund relies on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on the Fund’s investments; however, the Fund, as an investor of the CLO, typically does not have any direct contractual relationship with the collateral managers of the CLOs in which it invests. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on the Fund’s investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage the Fund’s risks. The Fund will also rely on CLO collateral managers to act in the best interests of a CLO it manages; however, such CLO collateral managers are subject to fiduciary duties owed to other classes of notes besides those in which the Fund invests. Therefore, there can be no assurance that the collateral managers will always act in the best interest of the class or classes of notes in which the Fund is invested. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (
e.g.
, with gross negligence or reckless disregard, or in bad faith), this could adversely impact the overall performance of the Fund’s investments. Furthermore, since the underlying CLO issuer often provides an indemnity to its CLO collateral manager, the Fund may not be incentivized to pursue actions against the collateral manager since any such action, if successful, may ultimately be borne by the underlying CLO issuer and payable from its assets, which could create losses to the Fund as an investor in the CLO. In addition, to the extent the Fund invests in CLO equity, liabilities incurred by the CLO manger to third parties may be borne by the Fund to the extent the CLO is required to indemnify its collateral manager for such liabilities.
In addition, the CLOs in which the Fund invests are generally not registered as investment companies under the 1940 Act. As investors in these CLOs, the Fund is not afforded the protections that shareholders in an investment company registered under the 1940 Act would have.
The collateral managers of the CLOs in which the Fund invests may not continue to manage such CLOs.
Given that the Fund invests in CLO securities issued by CLOs that are managed by unaffiliated collateral managers, the Fund is dependent on the skill and expertise of such managers. The Fund believes its Adviser’s and
Sub-Adviser’s
ability to analyze and perform due diligence on potential CLO managers differentiates the Fund’s approach to investing in CLO securities. When analyzing and performing due diligence on potential or current CLO managers, the Adviser or
Sub-Adviser
considers factors including, but not limited

to, the CLO manager’s track record, team size and experience, internal and external equity support, and market perception and liquidity. When evaluating CLO securities, the Adviser and
Sub-Adviser
analyze four core factors: (i) structural protections, (ii) collateral quality, (iii) offering document terms and restrictions, and (iv) collateral manager trading liquidity. Decisions are informed by third-party and proprietary analytics and require approval by at least two portfolio managers. The Adviser and
Sub-Adviser
also monitor CLO managers and CLO investments for material changes and ongoing performance. However, the Fund cannot assure you that, for any CLO the Fund invests in, the collateral manager in place when the Fund invests in such CLO securities will continue to manage such CLO through the life of the Fund’s investment. Collateral managers are subject to removal or replacement by other holders of CLO securities without the Fund’s consent, and may also voluntarily resign as collateral manager or assign their role as collateral manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager’s role will not adversely affect the returns on the CLO securities in which the Fund invests.
The Fund’s investments in CLO securities may be subject to special anti-deferral provisions that could result in the Fund incurring tax or recognizing income prior to receiving cash distributions related to such income.
Some of the CLOs in which the Fund invests may constitute “passive foreign investment companies” (“PFICs”). If the Fund acquires interests in PFICs treated as equity for U.S. federal income tax purposes (including equity tranche investments and certain debt tranche investments in CLOs that are PFICs), the Fund may be subject to federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) generally require the Fund to recognize the Fund’s share of the PFIC’s income for each tax year regardless of whether the Fund receives any distributions from such PFIC. The Fund must nonetheless distribute such income to maintain the Fund’s status as a RIC. Treasury regulations generally treat the Fund’s income inclusion with respect to a PFIC for which the Fund has made a qualified electing fund (“QEF”) election as qualifying income for purposes of determining the Fund’s ability to be subject to tax as a RIC if (i) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. As such, the Fund may be restricted in its ability to make QEF elections for the Fund’s holdings in issuers that could be treated as PFICs to ensure the Fund’s continued qualification as a RIC and/or maximize the Fund’s after-tax
return from these investments.
If the Fund holds more than 10% of the interests treated as equity (by vote or value) for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation (“CFC”) (including equity tranche investments and certain debt tranche investments in a CLO treated as a CFC), the Fund may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation in an amount equal to the Fund’s pro rata
share of the foreign corporation’s earnings for such tax year (including both ordinary earnings and capital gains). If the Fund is required to include such deemed distributions from a CFC in the Fund’s income, the Fund will be required to distribute such income to maintain the Fund’s RIC status regardless of whether the CFC makes an actual distribution during such tax year. Treasury regulations generally treat the Fund’s income inclusion with respect to a CFC as qualifying income for purposes of determining the Fund’s ability to be subject to tax as a RIC either if (i) there is a current distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. As such, the Fund may limit and/or manage its holdings in issuers that could be treated as CFCs to ensure the Fund’s continued qualification as a RIC and/or maximize the Fund’s after-tax
return from these investments.
If the Fund is required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, the Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
If a CLO in which the Fund invests is treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could affect the Fund’s operating results and cash flows.
Each CLO in which the Fund invests will generally operate pursuant to investment guidelines intended to ensure the CLO is not treated as engaged in a U.S. trade or business for U.S. federal income tax purposes. Each CLO will generally receive an opinion of counsel, subject to certain assumptions (including compliance with the investment guidelines) and limitations, that the CLO will not be engaged in a U.S. trade or business for U.S. federal income tax purposes. If a CLO fails to comply with the investment guidelines or the Internal Revenue Service (“IRS”) otherwise successfully asserts that the CLO should be treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could reduce the amount available to distribute to junior debt and equity holders in such CLO, including the Fund.
If a CLO in which the Fund invests fails to comply with certain U.S. tax disclosure requirements, such CLO may be subject to withholding requirements that could materially and adversely affect the Fund’s operating results and cash flows.

The Foreign Account Tax Compliance Act provisions of the Code (“FATCA”) impose a withholding tax of 30% on U.S. source periodic payments, including interest and dividends to certain
non-U.S.
entities, including certain
non-U.S.
financial institutions and investment funds, unless such
non-U.S.
entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which the Fund invests will be treated as
non-U.S.
financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which the Fund invests fails to properly comply with these reporting requirements, it could reduce the amount available to distribute to equity and junior debt holders in such CLO, which could materially and adversely affect the fair value of the CLO’s securities, and the Fund’s operating results and cash flows.
Increased competition in the market or a decrease in new CLO issuances may result in increased price volatility or a shortage of investment opportunities.
In recent years, there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While the Fund cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result, under certain circumstances, in increased price volatility or decreased liquidity with respect to certain positions.
In addition, the volume of new CLO issuances and CLO refinancings varies over time as a result of a variety of factors including new regulations, changes in interest rates and other market forces. As a result of increased competition and uncertainty regarding the volume of new CLO issuances and CLO refinancings, the Fund can offer no assurances that the Fund will deploy all of its capital in a timely manner or at all. Prospective investors should understand that the Fund may compete with other investment vehicles as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staffs than may be available to the Fund.
Investors will bear indirectly the fees and expenses of the CLO equity securities in which the Fund invests.
Shareholders will bear indirectly the fees and expenses (including management fees and other operating expenses) of the CLO equity securities in which the Fund invests. CLO collateral manager fees are charged on the total assets of a CLO but are assumed to be paid from the residual cash flows after interest payments to the CLO senior debt tranches. Therefore, these CLO collateral manager fees (which generally range from 0.35% to 0.50% of a CLO’s total assets) are effectively much higher when allocated only to the CLO equity tranche. CLO collateral manager fees do not include any other operating expense ratios of the CLOs, as these amounts are not routinely reported to shareholders on a basis consistent with CLO collateral manager fees; however, it is estimated that additional operating expenses of 0.30% to 0.70% could be incurred. In addition, CLO collateral managers may earn fees based on a percentage of the CLO’s equity cash flows after the CLO equity has earned a cash-on-cash
return of its capital and achieved a specified “hurdle” rate.
Interest Rate Risk.
Interest rates may increase or decrease due to governmental actions, among other factors. In a rising interest rate environment, any additional leverage that the Fund incurs may bear a higher interest rate than the Fund’s current leverage. There may not, however, be a corresponding increase in the Fund’s investment income. Any reduction in the level of rate of return on new investments relative to the rate of return on the Fund’s current investments, and any reduction in the rate of return on the Fund’s current investments, could adversely impact the Fund’s net investment income, reducing the Fund’s ability to service the interest obligations on, and to repay the principal of, the Fund’s indebtedness, as well as its capacity to pay distributions to the Fund’s shareholders. See “-
Benchmark Floor Risk
.”
The fair value of certain of the Fund’s investments may be significantly affected by changes in interest rates, including increases and decreases in interest rates caused by governmental actions and/or other factors. In general, rising interest rates will negatively affect the price of a fixed-rate instrument and falling interest rates will have a positive effect on the price of a fixed-rate instrument. In the event of a significantly rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the cash flows from investments held in the Fund and/or such investments’ fair value.
Although senior secured loans are generally floating rate instruments, the Fund’s investments in senior secured loans through investments in equity and junior debt tranches of CLOs are sensitive to interest rate levels and volatility. For example, because CLO debt securities are floating rate securities, a reduction in interest rates would generally result in a reduction in the coupon payment and cash flow the Fund receives on the Fund’s CLO debt investments. Further, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Fund’s cash flow, fair value of its assets and its operating results. If the Fund’s interest expense were to increase relative to income, or sufficient financing became unavailable, the Fund’s return on investments and cash available for distribution to shareholders or to make other payments on the Fund’s securities would be reduced. In addition, future investments in different types of instruments may carry a greater exposure to interest rate risk.
Benchmark Floor Risk
. Because CLOs generally issue debt on a floating rate basis, an increase in the relevant benchmark will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have benchmark floors such that, when the relevant benchmark is below the stated benchmark floor, the stated benchmark floor (rather than the benchmark itself) is used to determine the interest payable under the loans. Therefore, if the relevant benchmark increases but stays below the average benchmark floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario could result in the CLO not having adequate cash to make interest or other payments on the securities which the Fund holds.
Secured Overnight Financing Rate (“SOFR”) Risk.
Since the discontinuation of the London Interbank Offered Rate (“LIBOR”), CLOs (and the collateral they hold) have generally issued debt based on Term SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is published by the Federal Reserve Bank of New York and calculated based on transaction-level data collected from various sources. Term SOFR is a forward-looking term rate determined with reference to certain SOFR derivatives. Changes in the levels of Term SOFR will affect the amount of interest payable on the CLO debt securities, the distributions on the CLO equity and the trading price of the CLO securities.
Both SOFR and Term SOFR are fundamentally different from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR or related derivatives markets, like Term SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR or such SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR and SOFR-based reference rates like Term SOFR cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR or Term SOFR in the future, including following the discontinuation of synthetic LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.
Risks of Replacement Rates.
If the applicable rate of interest on any CLO security is calculated with reference to a tenor which is discontinued, such rate of interest will then be determined by the provisions of the affected CLO security, which may include determination by the relevant calculation agent in its discretion. The administrator of a reference rate will not have any involvement in the affected CLOs or loans and may take any actions in respect of such rate without regard to the effect of such actions on the CLOs or loans.
Base Rate Mismatch
. Many underlying corporate borrowers can elect to pay interest based on a
1-month,
3-month
and/or other term base rates in respect of the loans held by CLOs in which the Fund is invested, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based today on
3-month
term plus a spread. The
3-month
term rate may fluctuate in excess of other potential term rates, which may result in many underlying corporate borrowers electing to pay interest based on a shorter, but in any event lower, base rate. This mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches negatively impacts the cash flows on a CLO’s equity tranche, which may in turn adversely affect the Fund’s cash flows and results of operations. Unless spreads are adjusted to account for such increases, these negative impacts may worsen as the amount by which the
3-month
term rate exceeds such other chosen term base rate.
Interest Rate Environment.
The senior secured loans underlying the CLOs in which the Fund invests typically have floating interest rates. A sustained high interest rate environment may increase loan defaults, resulting in losses for the CLOs in which the Fund invests. In addition, increasing interest rates may lead to higher prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. See “- Risks Related to the Fund’s Investments

-

Prepayment Risk.
”
For detailed discussions of the risks associated with a high interest rate environment, see “- Risks Related to the Fund’s Investments

-

Interest Rate Risk
”
and
“
- High Yield Securities Risk.
”
Asset-Backed Securities Risk.
The Fund may invest in ABS, which are securities backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite period. These could include assets such as unsecured consumer or other receivables, credit card receivables, auto loans, consumer loans, trade receivables, equipment leases, and other assets that produce streams of payments. Asset-backed exposures are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Fund will incur losses. In addition, asset-backed exposures entail prepayment risk that may vary depending on the type of asset but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than would mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments. Additionally, there is the risk in certain states that it may be difficult to perfect the liens securing the collateral backing certain ABS. Further, certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
The investment characteristics of ABS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal can generally be prepaid at any time because the underlying loans or other assets generally can be prepaid at any time.
The collateral supporting ABS is generally of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, financial obligations (including equipment finance, floorplan finance, fund finance, lease finance, litigation finance, intellectual property finance, insurance premium finance, project finance, supply chain finance, and trade and shipping finance), agricultural assets, auto leases and loans, datacenter assets or leases, debt consolidation loans, fleet leases, home loans, aircraft leases, railcar leases, small business loans, timeshare receivables, franchise rights, student loans and consumer loans, which may represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The market value of an ABS is affected by changes in the market’s perception of the asset backing the ABS and the creditworthiness of the servicer for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
The value of ABS, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. The price paid by the Fund for, the yield the Fund expects to receive from and the average life of such securities are based on a number of unpredictable factors, including the anticipated rate of prepayment of the underlying assets, and are therefore subject to the risk that the ABS will lose value. ABS are also subject to the general risks associated with investing in physical assets such as real estate, that is, they could lose value if the value of the underlying asset declines.
Holders of ABS bear various other risks, including credit, liquidity, interest rate, market, operations, structural and legal risks.
Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the ABS. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit review scrutiny to the underlying collateral, leading to a higher incidence of defaults.
Market risk arises from the cash flow characteristics of the ABS, which, for most ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor in the event that credit losses in the portfolio rise well above expected levels.
Interest rate risk arises for the issuer from (i) the pricing terms on the underlying collateral, (ii) the terms of the interest rate paid to holders of the ABS and (iii) the need to mark to market the excess servicing or spread account proceeds carried on the issuing vehicle’s balance sheet. For the holder of the security, interest rate risk depends on the expected life of the ABS, which can depend on prepayments on the underlying assets or the occurrence of wind-down or termination events. If the servicer becomes subject to financial difficulty or otherwise ceases to be able to carry out its functions, it could be difficult to find other acceptable substitute servicers and cash flow disruptions or losses can occur, particularly with underlying collateral comprising non-standard
receivables or receivables originated by private retailers who collect many of the payments at their stores.
Structural and legal risks include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), a court having jurisdiction over the proceeding could determine that, because of the degree to which cash flows on the assets of the issuing vehicle potentially have been commingled with cash flows on the originator’s other assets (or similar reasons), (i) the assets of the issuing vehicle could be treated as never having been truly sold by the originator to the issuing vehicle and could be substantively consolidated with those of the originator or (ii) the transfer of such assets to the issuer could be voided as a fraudulent transfer. The time and expense related to a challenge of such a determination also could result in losses and/or delayed cash flows.
In addition, investments in subordinated ABS involve greater credit risk of default than investments in the senior classes of the issue or series. Default risks can be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities in an ABS issue generally absorb all losses from default before any other class of securities in such issue is at risk, particularly if such securities have been issued with little or no credit enhancement equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
Another risk associated with ABS is that the collateral that secures an ABS, such as credit card receivables, could be unsecured. In the case of credit card receivables, debtors are additionally entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. ABS that are backed by automobile receivables pose a risk because most issuers of such ABS permit the servicers to retain possession of the underlying obligations. Because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS potentially will not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral will not, in some cases, be available to support payments on these securities. As the foregoing shows, an underlying risk of investing in ABS is the dependence on debtors to pay their consumer loans timely.
In the case of ABS structured using special purpose securitization vehicles, securitized assets are typically actively managed by an investment manager, which may be the Adviser or its affiliates, and as a result, such assets will be traded, subject to rating agency and other constraints, by such investment manager. The aggregate return on these equity securities will depend in part upon the ability of each such investment manager to actively manage the related portfolio of assets.
The Fund’s investment strategies with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or through an asset backed security) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” prices. Purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of the Adviser.
Mortgage-Backed Securities Risk.
The Fund may invest in mortgage-backed securities (“MBS”). MBS represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. MBS can be backed by either fixed- or adjustable-rate mortgage loans, and may be issued by either a governmental or non-governmental
entity. The value of some MBS may be particularly sensitive to changes in prevailing interest rates and may become more volatile in certain interest rate environments.
The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on MBS or ABS may expose the Fund to the risk of earning a lower rate of return upon reinvestment of principal.
The Fund may invest in privately-issued mortgage pass-through securities that represent interests in pools of mortgage loans that are issued by trusts formed by originators of and institutional investors in mortgage loans (or represent interests in custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, mortgage bankers, insurance companies, investment banks or special purpose subsidiaries of the foregoing. The pools underlying privately-issued mortgage pass-through securities consist of mortgage loans secured by mortgages or deeds of trust creating a first lien on commercial, residential, residential multi-family and mixed residential/commercial properties. These MBS typically do not have the same credit standing as U.S. Government-guaranteed MBS.
Privately-issued mortgage pass-through securities generally offer a higher yield than similar securities issued by a government entity because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal on mortgage loans in these pools may be supported by various other forms of insurance or guarantees, including individual loan, pool and hazard insurance, subordination and letters of credit. Such insurance and guarantees may be issued by private insurers, banks and mortgage poolers. There is no guarantee that private guarantors or insurers, if any, will meet their obligations. MBS without insurance or guarantees may also be purchased by the Fund if they have the required rating from an NRSRO. Some MBS issued by private organizations may not be readily marketable, may be more difficult to value accurately and may be more volatile than similar securities issued by a government entity. MBS may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other MBS. CMOs are issued in multiple classes each with a specified fixed or floating interest rate and a final scheduled distribution rate. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full.
Sometimes, however, CMO classes are “parallel pay,” (
i.e.
, payments of principal are made to two or more classes concurrently). In some cases, CMOs may have the characteristics of a stripped mortgage-backed security (“SMBS”) whose price can be highly volatile.

CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgage-related obligations, and under certain interest rate and payment scenarios, the Fund may fail to recoup fully its investment in certain of these securities regardless of their credit quality.
MBS also include SMBS, which are derivative multiple class MBS. SMBS are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. Throughout 2008, the market for MBS began experiencing substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other ABS have also been affected. These instruments are increasingly subject to liquidity constraints, price volatility, rising interest rates, credit downgrades and unexpected increases in default rates and, therefore, may be more difficult to value and more difficult to dispose of than previously.
Credit Risk.
If a CLO in which the Fund invests, an underlying asset of any such CLO or any other type of credit investment in the Fund’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, either or both the Fund’s income and NAV may be adversely impacted. Additionally, interest on a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
Non-payment
would result in a reduction of the Fund’s income, a reduction in the value of the applicable CLO security or other credit investment experiencing non-payment
and, potentially, a decrease in the Fund’s NAV. With respect to the Fund’s investments in CLO securities and credit investments that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of non-payment
of scheduled dividend, interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a CLO security or credit investment. To the extent that the credit rating assigned to a security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected. In addition, if a CLO in which the Fund invests triggers an event of default as a result of failing to make payments when due or for other reasons, the CLO would be subject to the possibility of liquidation, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances. Heightened inflationary pressures could increase the risk of default by the Fund’s underlying obligors.
Prepayment Risk.
Although the Adviser’s and
Sub-Adviser’s
valuations and projections take into account certain expected levels of prepayments, the collateral of a CLO may be prepaid more quickly than expected. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond the Fund’s control and consequently cannot be accurately predicted. Early prepayments give rise to increased reinvestment risk, as a CLO collateral manager might realize excess cash from prepayments earlier than expected. If a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce the Fund’s net income and the fair value of that asset.
In addition, in most CLO transactions, CLO debt investors such as the Fund are subject to prepayment risk in that the holders of a majority of the equity tranche can direct a call or refinancing of a CLO, which would cause such CLO’s outstanding CLO debt securities to be repaid at par. Such prepayments of CLO debt securities held by the Fund also give rise to reinvestment risk if the Fund is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid.
Leverage Risk.
The Fund may incur leverage through the issuance of preferred shares and borrowing under a credit facility. The Fund may incur additional leverage, directly or indirectly, through one or more special purpose vehicles and indebtedness for borrowed money, as well as leverage in the form of derivative transactions, additional preferred shares, debt securities and other structures and instruments, in significant amounts and on terms that the Adviser and the Board deem appropriate, subject to applicable limitations under the 1940 Act. Such leverage may be used for the acquisition and financing of the Fund’s investments, to pay fees and expenses and for other purposes. Such leverage may be secured and/or unsecured. Any such leverage does not include leverage embedded or inherent in the CLO structures in which the Fund invests or in derivative instruments in which the Fund may invest. Accordingly, there is a layering of leverage in the Fund’s overall structure.
The more leverage the Fund employs, the more likely the Fund’s NAV will change substantially in response to any event that adversely affects the value of an investment. For instance, any decrease in the Fund’s income would cause net income to decline more sharply than it would have had the Fund not borrowed. Such a decline could also negatively affect the Fund’s ability to make distributions and other payments to its shareholders. Leverage is generally considered a speculative investment technique. The Fund’s ability to service any debt that the Fund incurs will depend largely on its financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the Fund’s investments were not leveraged.
As a registered
closed-end
management investment company, the Fund is required to meet certain asset coverage requirements with respect to any senior securities as defined under the 1940 Act. With respect to senior securities representing indebtedness (
i.e.
, borrowings or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, the Fund is required under current law to have an asset coverage of at least 300% as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. With respect to senior securities that are stocks (
i.e.
, preferred shares), the Fund is required under current law to have an asset coverage of at least 200% as measured at the time of the issuance of any such preferred shares and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding preferred shares. If legislation that modifies this section of the 1940 Act and increases the amount of senior securities that the Fund may incur were passed, the Fund may increase its leverage to the extent then permitted by the 1940 Act and the risks associated with an investment in the Fund may increase.
If the Fund’s asset coverage declines below 300% (or 200%, as applicable), the Fund would not be able to incur additional debt or issue additional preferred shares, and could be required by law to sell a portion of the Fund’s investments to repay some debt or redeem preferred shares when it is disadvantageous to do so. This could have a material adverse effect on the Fund’s operations, and the Fund may not be able to make certain distributions or pay dividends of an amount necessary to continue to be subject to tax as a RIC. The amount of leverage that the Fund employs will depend on the Adviser’s and
Sub-Adviser’s
assessment of market and other factors at the time of any proposed borrowing. The Fund cannot assure you that the Fund will be able to obtain credit at all or on terms acceptable to the Fund. For so long as the Fund incurs leverage through the issuance of preferred shares and borrowing under a credit facility, the rights of the Fund’s shareholders are subordinated to the rights of such senior security holders. In particular, dividends, distributions and other payments to shareholders are subject to prior payments due to such senior security holders. In addition, the 1940 Act provides preferred shareholders and, in certain cases, debt holders, with voting rights that are equal or superior to the voting rights of the Fund’s shareholders.
In addition, any debt facility into which the Fund may enter would likely impose financial and operating covenants that restrict the Fund’s business activities, including limitations that could hinder the Fund’s ability to finance additional loans and investments or to make the distributions required to maintain the Fund’s ability to be subject to tax as a RIC under Subchapter M of the Code.
Leveraged Securities Risk.
The Fund’s portfolio includes equity and junior debt investments in CLOs, which involve a number of significant risks. CLOs are typically very highly levered (with CLO equity securities being leveraged approximately ten times), and therefore the junior equity and debt tranches in which the Fund invests will be subject to a higher degree of risk of total loss. In particular, investors in CLO securities indirectly bear risks of the collateral held by such CLOs. The Fund generally has the right to receive payments only from the CLOs, and generally does not have direct rights against the underlying borrowers or the entity that sponsored the CLO. While the CLOs the Fund targets generally enable an equity investor therein to acquire interests in a pool of senior secured loans without the expenses associated with directly holding the same investments, the Fund generally pays a proportionate share of the CLOs’ administrative, management and other expenses if the Fund makes a CLO equity investment. In addition, the Fund may have the option in certain CLOs to contribute additional amounts to the CLO issuer for purposes of acquiring additional assets or curing coverage tests, thereby increasing the Fund’s overall exposure and capital at risk to such CLO. Although it is difficult to predict whether the prices of assets underlying CLOs will rise or fall, these prices (and, therefore, the prices of the CLOs’ securities) are influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The interests the Fund acquires in CLOs generally are thinly traded or have only a limited trading market. CLO securities are typically privately offered and sold, even in the secondary market. As a result, investments in CLO securities are illiquid.
High Yield Securities Risk.
The Fund invests primarily in securities that are rated below investment grade or, in the case of CLO equity securities, not rated by an NRSRO. The primary assets underlying the Fund’s CLO security investments are senior secured loans, although these transactions may allow for limited exposure to other asset classes including unsecured loans, high yield bonds, emerging market loans or bonds and structured finance securities with underlying exposure to CBO and collateralized debt obligation (“CDO”) tranches, RMBS, CMBS, trust preferred securities and other types of securitizations. CLOs generally invest in lower-rated debt securities that are typically rated below Baa/BBB by Moody’s, S&P or Fitch. In addition, the Fund may obtain direct exposure to such financial assets/instruments. Securities that are not rated or are rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are sometimes referred to as

“high yield” or “junk.” High-yield debt securities have greater credit and liquidity risk than investment grade obligations. High-yield debt securities are generally unsecured and may be subordinated to certain other obligations of the issuer thereof. The lower rating of high-yield debt securities and below investment grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the issuer thereof to make payments of principal or interest.
Risks of high-yield debt securities may include (among others):

(1)	limited liquidity and secondary market support;

(2)	substantial marketplace volatility resulting from changes in prevailing interest rates;

(3)	subordination to the prior claims of banks and other senior lenders;

(4)
the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates that could cause the CLO issuer (or the Fund, as applicable) to reinvest premature redemption proceeds in lower-yielding debt obligations;

(5)	the possibility that earnings of the high-yield debt security issuer may be insufficient to meet its debt service;

(6)	the declining creditworthiness and potential for insolvency of the issuer of such high-yield debt securities during periods of rising interest rates and/or economic downturn; and

(7)	greater susceptibility to losses and real or perceived adverse economic and competitive industry conditions than higher grade securities.
An economic downturn or an increase in interest rates could severely disrupt the market for high-yield debt securities and adversely affect the value of outstanding high-yield debt securities and the ability of the issuers thereof to repay principal and interest.
Issuers of high-yield debt securities may be highly leveraged and may not have more traditional methods of financing available to them. The risk associated with acquiring (directly or indirectly) the securities of such issuers generally is greater than is the case with highly rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield debt securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, timely service of debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high-yield debt securities because such securities may be unsecured and may be subordinated to obligations owed to other creditors of the issuer of such securities. In addition, the CLO issuer (or the Fund, as applicable) may incur additional expenses to the extent it (or the Fund) is required to seek recovery upon a default on a high yield bond (or any other debt obligation) or participate in the restructuring of such obligation.
A portion of the loans held by CLOs in which the Fund invests may consist of second lien loans. Second lien loans are secured by liens on the collateral securing the loan that are subordinated to the liens of at least one other class of obligations of the related obligor, and thus the ability of the CLO issuer to exercise remedies after a second lien loan becomes a defaulted obligation is subordinated to, and limited by, the rights of the senior creditors holding such other classes of obligations. In many circumstances, the CLO issuer may be prevented from foreclosing on the collateral securing a second lien loan until the related first lien loan is paid in full. Moreover, any amounts that might be realized as a result of collection efforts or in connection with a bankruptcy or insolvency proceeding involving a second lien loan must generally be turned over to the first lien secured lender until the first lien secured lender has realized the full value of its own claims. In addition, certain of the second lien loans contain provisions requiring the CLO issuer’s interest in the collateral to be released in certain circumstances. These lien and payment obligation subordination provisions may materially and adversely affect the ability of the CLO issuer to realize value from second lien loans and adversely affect the fair value of and income from the Fund’s investment in the CLO’s securities.
Loan Assignments and Participations Risk.
The Fund, or the CLOs in which the Fund invests, may acquire interests in loans either directly (by way of assignment, or “Assignments”) or indirectly (by way of participation, or “Participations”). The purchaser by an Assignment of a loan obligation typically succeeds to all the rights and obligations of the selling institution and becomes a lender under the loan or credit agreement with respect to the debt obligation. In contrast, Participations acquired by the Fund, or the CLOs in which the Fund invests, in a portion of a debt obligation held by a selling institution (the “Selling Institution”) typically result in a contractual relationship only with such Selling Institution, not with the obligor. The Fund or the CLOs in which the Fund invests would have the right to receive payments of principal, interest and any fees to which the Fund (or the CLOs in which the Fund invests) is entitled under the Participation only from the Selling Institution and only upon receipt by the Selling Institution of such payments from the obligor. In purchasing a Participation, the Fund or the CLOs in which the Fund invests generally will have no right to enforce compliance by the obligor with the terms of the loan or credit agreement or other instrument evidencing such debt obligation, nor any rights of setoff against the obligor, and the Fund or the CLOs in which the Fund invests may not directly benefit from the collateral supporting the debt obligation in which it has purchased the Participation. As a result, the Fund or the CLOs in which the Fund invests would assume the credit risk of both the obligor and the Selling Institution. In the event of the insolvency of the Selling Institution, the Fund or the CLOs in which the Fund invests will be treated as a general creditor of the Selling Institution in respect of the Participation and may not benefit from any setoff between the Selling Institution and the obligor.
The holder of a Participation in a debt obligation may not have the right to vote to waive enforcement of any default by an obligor. Selling Institutions commonly reserve the right to administer the debt obligations sold by them as they see fit and to amend the documentation evidencing such debt obligations in all respects. However, most participation agreements with respect to senior secured loans provide that the Selling Institution may not vote in favor of any amendment, modification or waiver that (1) forgives principal, interest or fees, (2) reduces principal, interest or fees that are payable, (3) postpones any payment of principal (whether scheduled or mandatory), interest or fees or (4) releases any material guarantee or security without the consent of the participant (at least to the extent the participant would be affected by any such amendment, modification or waiver).
A Selling Institution voting in connection with a potential waiver of a default by an obligor may have interests different from the Fund’s, and the Selling Institution might not consider the Fund’s interests in connection with its vote. In addition, many participation agreements with respect to senior secured loans that provide voting rights to the participant further provide that, if the participant does not vote in favor of amendments, modifications or waivers, the Selling Institution may repurchase such Participation at par. An investment by the Fund in a synthetic security related to a loan involves many of the same considerations relevant to Participations.
Liquidity Risk.
High-yield investments, including subordinated CLO securities and collateral held by CLOs in which the Fund invests, generally have limited liquidity. As a result, prices of high-yield investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decided to sell. In addition, the Fund (or the CLOs in which the Fund invests) may have difficulty disposing of certain high-yield investments because there may be a thin trading market for such securities. To the extent that a secondary trading market for non-investment
grade high-yield investments exists, it would not be as liquid as the secondary market for highly rated investments. Reduced secondary market liquidity would have an adverse impact on the fair value of the securities and on the Fund’s direct or indirect ability to dispose of particular securities in response to a specific economic event such as deterioration in the creditworthiness of the issuer of such securities.
As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities. Although a secondary market may exist, risks similar to those described above in connection with an investment in high-yield debt investments are also applicable to investments in lower rated loans.
The securities issued by CLOs generally offer less liquidity than other investment grade or high-yield corporate debt, and are subject to certain transfer restrictions that impose certain financial and other eligibility requirements on prospective transferees. Other investments that the Fund may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this illiquidity, the Fund’s ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments may be limited, which could prevent the Fund from making sales to mitigate losses on such investments. In addition, CLOs are subject to the possibility of liquidation upon an event of default, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances.
Counterparty Risk.
The Fund may be exposed to counterparty risk, which could make it difficult for the Fund or the CLOs in which the Fund invests to collect on the obligations represented by investments and result in significant losses.
The Fund may hold investments (including synthetic securities) that would expose the Fund to the credit risk of the Fund’s counterparties or the counterparties of the CLOs in which it invests. In the event of a bankruptcy or insolvency of such a counterparty, the Fund or a CLO in which such an investment is held could suffer significant losses, including the loss of that part of the Fund’s or the CLO’s portfolio financed through such a transaction; declines in the value of the Fund’s investment, including declines that may occur during an applicable stay period; the inability to realize any gains on the Fund’s investment during such period; and fees and expenses incurred in enforcing the Fund’s rights. If the CLO enters into or owns synthetic securities, the CLO may fall within the definition of a “commodity pool” under Commodity Futures Trading Commission (“CFTC”) rules, and the collateral manager of the CLO may be required to register as a commodity pool operator (“CPO”) with the CFTC, which could increase costs for the CLO and reduce amounts available to pay to the residual tranche.
In addition, with respect to certain swaps and synthetic securities, neither a CLO nor the Fund usually has a contractual relationship with the entities, referred to as “Reference Entities,” whose payment obligations are the subject of the relevant swap agreement or security. Therefore, neither the CLOs nor the Fund generally have a right to directly enforce compliance by the Reference Entity with the terms of this kind of underlying obligation, any rights of set-off
against the Reference Entity or any voting rights with respect to the underlying obligation. The CLOs and the Fund will not directly benefit from the collateral supporting the underlying obligation and will not have the benefit of the remedies that would normally be available to a holder of such underlying obligation.
Furthermore, the Fund may invest in unsecured notes which are linked to loans or other assets held by a bank or other financial institution on its balance sheet (so called “credit-linked notes”). Although the credit-linked notes are tied to the underlying performance of the assets held by the bank, such credit-linked notes are not secured by such assets, and the Fund has no direct or indirect ownership of the underlying assets. Thus, as a holder of such credit-linked notes, the Fund would be subject to counterparty risk of the bank that issues the credit-linked notes (in addition to the risk associated with the assets themselves). To the extent the relevant bank experiences an insolvency event or goes into receivership, the Fund may not receive payments on the credit-linked notes, or such payments may be delayed.
CLO Underlying Asset Default Risk.
A default and any resulting loss as well as other losses on an underlying asset held by a CLO may reduce the fair value of the Fund’s corresponding CLO investment. A wide range of factors could adversely affect the ability of the borrower of an underlying asset to make interest or other payments on that asset. To the extent that actual defaults and losses on the collateral of an investment exceed the level of defaults and losses factored into its purchase price, the value of the anticipated return from the investment will be reduced. The more deeply subordinated the tranche of securities in which the Fund invests, the greater the risk of loss upon a default. For example, CLO equity is the most subordinated tranche within a CLO and is therefore subject to the greatest risk of loss resulting from defaults on the CLO’s collateral whether due to bankruptcy or otherwise. Any defaults and losses in excess of expected default rates and loss model inputs will have a negative impact on the fair value of the Fund’s investments, will reduce the cash flows that the Fund receives from the Fund’s investments, adversely affect the fair value of the Fund’s assets and could adversely impact the Fund’s ability to pay dividends. Furthermore, the holders of the junior equity and debt tranches typically have limited rights with respect to decisions made with respect to collateral following an event of default on a CLO. In some cases, the senior most class of notes can elect to liquidate the collateral even if the expected proceeds are not expected to be able to pay in full all classes of notes. The Fund could experience a complete loss of the Fund’s investment in such a scenario.
In addition, the collateral of CLOs may require substantial workout negotiations or restructuring in the event of a default or liquidation. Any such workout or restructuring is likely to lead to a substantial reduction in the interest rate of such asset and/or a substantial write-down or write-off
of all or a portion the principal of such asset. Any such reduction in interest rates or principal will negatively affect the fair value of the Fund’s portfolio.
Loan Accumulation Facilities Risks.
The Fund may invest capital in LAFs, which are short- to medium-term facilities that typically operate over a period of six to twelve months, often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis that are expected to form part of the portfolio of a future CLO. Subsequent CLOs that LAFs are designed to facilitate are primary issuance CLOs. When evaluating a potential investment in a LAF, the Adviser or
Sub-Adviser
analyzes four core factors: (i) structural protections, (ii) collateral quality, (iii) offering document terms and restrictions, and (iv) collateral manager trading liquidity. Decisions are informed by third-party and proprietary analytics and require approval by at least two portfolio managers. The Adviser or
Sub-Adviser
also monitors CLO managers and LAF investments for material changes and ongoing performance. Because LAFs typically begin ramping up their underlying loan portfolios after the Fund’s investment commitment is made, the Adviser or
Sub-Adviser
places particular emphasis on the quality and expertise of the collateral manager when evaluating a LAF investment. The Fund will not invest in LAFs where the underlying CLOs do not fit the Fund’s investment strategy, objectives, risk management framework, or other limitations under the 1940 Act. The Fund does not expect to invest in LAFs that impose industry, sector, or other concentration parameters on the underlying loans, and the Adviser and
Sub-Adviser
do not have any particularized relationships with LAF providers or CLO managers, as all such transactions are expected to be conducted on an arms-length basis. The Fund is not subject to any tranche-specific or term-specific capital commitment terms in connection with its LAF investments. Investments in LAFs have risks similar to those applicable to investments in CLOs. There typically will be no assurance that the future CLO will be consummated or that the loans held in such a LAF are eligible for purchase by the CLO. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Fund may be responsible for either holding or disposing of the loans. This could expose the Fund primarily to credit and/or mark-to-market
losses, and other risks.
Furthermore, the Fund likely will have no consent rights in respect of the loans to be acquired in such a facility and in the event the Fund does have any consent rights, they will be limited. LAFs typically employ leverage of four to six times the Fund’s invested capital before a CLO’s closing, which increases the potential risk of loss.
Issuer Default Risk.
In the event of a bankruptcy or insolvency of an issuer or borrower of a loan that the Fund holds or of an underlying asset held by a CLO or other vehicle in which the Fund invests, a court or other governmental entity may determine that the Fund’s claims or those of the relevant CLO are not valid or not entitled to the treatment the Fund expected when making the Fund’s initial investment decision.
Various laws enacted for the protection of debtors may apply to the underlying assets in the Fund’s investment portfolio. The information in this and the following paragraph represents a brief summary of certain points only, is not intended to be an extensive summary of the relevant issues and is applicable with respect to U.S. issuers and borrowers only. The following is not intended to be a summary of all relevant risks. Similar avoidance provisions to those described below are sometimes available with respect to
non-U.S.
issuers or borrowers, but there is no assurance that this will be the case which may result in a much greater risk of partial or total loss of value in that underlying asset.
If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer or borrower of underlying assets, such as a trustee in bankruptcy, were to find that such issuer or borrower did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting such underlying assets and, after giving effect to such indebtedness, the issuer or borrower (1) was insolvent; (2) was engaged in a business for which the remaining assets of such issuer or borrower constituted unreasonably small capital; or (3) intended to incur, or believed that it would incur, debts beyond the Fund’s ability to pay such debts as they mature, such court could decide to invalidate, in whole or in part, the indebtedness constituting the underlying assets as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of the issuer or borrower, or to recover amounts previously paid by the issuer or borrower in satisfaction of such indebtedness. In addition, in the event of the insolvency of an issuer or borrower of underlying assets, payments made on such underlying assets could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under U.S. federal bankruptcy law or even longer under state laws) before insolvency.
The Fund’s underlying assets may be subject to various laws for the protection of debtors in other jurisdictions, including the jurisdiction of incorporation of the issuer or borrower of such underlying assets and, if different, the jurisdiction from which it conducts business and in which it holds assets, any of which may adversely affect such issuer’s or borrower’s ability to make, or a creditor’s ability to enforce, payment in full, on a timely basis or at all. These insolvency considerations will differ depending on the jurisdiction in which an issuer or borrower or the related underlying assets are located and may differ depending on the legal status of the issuer or borrower.
Derivatives Risk.
The Fund may in the future purchase and sell a variety of derivative instruments. The Fund may use derivative transactions to hedge against credit risk, interest rate risk or for other forms of investment or risk management purposes. The Fund may also use derivative transactions for investment purposes to the extent consistent with the Fund’s investment objective if the Adviser and
Sub-Adviser
deem it appropriate to do so. Derivative transactions may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to derivative transactions include counterparty, correlation, illiquidity, leverage, volatility, OTC trading, operational and legal risks. A small investment in derivatives could have a large potential impact on the Fund’s performance, effecting a form of investment leverage on the Fund’s portfolio. In certain types of derivative transactions, the Fund could lose the entire amount of its investment. In other types of derivative transactions, the potential loss is theoretically unlimited.
The following is a more detailed discussion of primary risk considerations related to the use of derivative transactions that investors should understand before investing in the Fund’s securities.
Counterparty risk
. Counterparty risk is the risk that a counterparty in a derivative transaction will be unable to honor its financial obligation to the Fund or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. Certain participants in the derivatives market, including larger financial institutions, have experienced significant financial hardship and deteriorating credit conditions. If the Fund’s counterparty to a derivative transaction experiences a loss of capital or is perceived to lack adequate capital or access to capital, it may experience margin calls to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its obligations may increase substantially. If a counterparty becomes bankrupt, the Fund may experience significant delays in obtaining recovery (if any) under the derivative contract in bankruptcy or other reorganization proceeding; if the Fund’s claim is unsecured, the Fund will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivatives since generally a clearing organization becomes substituted for each counterparty to a cleared derivative and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearinghouse for performance of financial obligations. However, there can be no assurance that the clearinghouse, or its members, will satisfy its obligations to the Fund.
Correlation risk
. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to the risk of loss. The imperfect correlation between the value of a derivative and the Fund’s underlying assets may result in losses on the derivative transaction that are greater than the gain in the value of the underlying assets in the Fund’s portfolio.
The Adviser and
Sub-Adviser
may not hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge, or because it does not foresee the occurrence of the risk. These factors may have a significant negative effect on the fair value of the Fund’s assets and the market value of the Fund’s securities.
Liquidity risk
. Derivative transactions, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets the Fund would not be able to close out a position without incurring a loss. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized
derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses. As a result, the Fund may need to liquidate other investments to meet margin and settlement payment obligations.
Leverage risk
. Derivative transactions can result in significant leverage and risk of loss. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses the Fund experiences and could cause the Fund’s NAV to be subject to wider fluctuations than would be the case if the Fund did not use the leverage feature in derivative instruments.
Volatility risk
. The prices of many derivative instruments, including many options and swaps, are highly volatile. Price movements of options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates; changing supply and demand relationships; trade, fiscal, monetary and exchange control programs and policies of governments; and national and international political and economic events and policies. The value of options and swap agreements also depends upon the price of the securities or currencies underlying them. These factors may cause the derivatives transactions to experience adverse market movements.
OTC trading risk
. Derivative transactions may include instruments not traded on an organized market. The risk of non-performance
by the counterparty to such derivative transaction may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange-traded instrument. In addition, significant disparities may exist between “bid” and “ask” prices for certain derivative instruments that are not traded on an exchange. Such instruments are often valued subjectively and may result in mispricings or improper valuations. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value, or both. In contrast, cleared derivative transactions benefit from daily mark-to-market
pricing and settlement, and segregation and minimum capital requirements applicable to intermediaries.
Operational and legal risk
. Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Transactions directly between two counterparties generally do not benefit from such protections; however, certain uncleared derivative transactions are subject to minimum margin requirements that may require the Fund and its counterparties to exchange collateral based on daily marked-to-market
pricing. OTC trading generally exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties.
Investments in Investment Companies Risk.
The Fund may invest in securities of other investment companies, including closed-end
funds, business development companies (“BDCs”), mutual funds, and exchange-traded funds (“ETFs”), and may otherwise invest indirectly in securities consistent with the Fund’s investment objective subject to statutory limitations prescribed by the 1940 Act. These limitations include in certain circumstances a prohibition on the Fund’s acquiring more than 3% of the voting shares of any other investment company, and a prohibition on the Fund’s investing more than 5% of its total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Subject to applicable law and/or pursuant to an exemptive order obtained from the SEC, or under an exemptive rule adopted by the SEC, the Fund may invest in certain other investment companies (including ETFs and money market funds) and BDCs beyond these statutory limits or otherwise provided that certain conditions are met. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies in addition to the fees and expenses that the Fund regularly bears. The Fund may only invest in other investment companies to the extent that the asset class exposure in such investment companies is consistent with the permissible asset class exposure for the Fund had it invested directly in securities, and the portfolios of such investment companies are subject to similar risks as the Fund is.
Reinvestment Risk.
As part of the ordinary management of its portfolio, a CLO will typically generate cash from asset repayments and sales and reinvest those proceeds in substitute assets, subject to compliance with its investment tests and certain other conditions. The earnings with respect to such substitute assets will depend on the quality of reinvestment opportunities available at the time. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or need to satisfy the CLO’s covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow that the CLO collateral manager is able to achieve. The investment tests may incentivize a CLO collateral manager to cause the CLO to buy riskier assets than it otherwise would, which could result in additional losses. These factors could reduce the Fund’s return on investment and may have a negative effect on the fair value of the Fund’s assets and the market value of the Fund’s securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. In addition, in most CLO transactions, CLO debt investors are subject to the risk that the holders of a majority of the equity tranche can direct a call or refinancing of a CLO, causing such CLO’s outstanding CLO debt securities to be repaid at par earlier than expected. There can be no assurance that the Fund will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.
Non-U.S.
Investments Risk.
While the Fund invests primarily in CLOs that hold underlying U.S. assets, these CLOs may be organized outside the United States. The Fund may also invest in CLOs that hold collateral that are
non-U.S.
assets or otherwise invest in securities of
non-U.S.
issuers to the extent consistent with the Fund’s investment strategies and objective.
Investing in foreign entities may expose the Fund to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations; political and social instability; restrictions on the types or amounts of investment; the imposition of sanctions, tariffs, or other governmental restrictions; expropriation; imposition of foreign taxes; less liquid markets and less available information than are generally the case in the U.S.; higher transaction costs; less government supervision of exchanges, brokers and issuers; less developed bankruptcy laws; difficulty in enforcing contractual obligations; lack of uniform accounting and auditing standards; currency fluctuations; and greater price volatility. Further, the Fund and the CLOs in which the Fund invests may have difficulty enforcing creditors’ rights in foreign jurisdictions.
In addition, international trade tensions may arise from time to time that could result in trade tariffs, embargoes or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, supply chain disruptions, an oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies or industries, which could have a negative impact on the value of the CLO securities that the Fund holds.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in periods when the Fund’s assets are uninvested. The Fund’s inability to make intended investments due to settlement problems or the risk of intermediary counterparty failures could cause it to miss investment opportunities. The inability to dispose of an investment due to settlement problems could result in losses to the Fund due to subsequent declines in the value of such investment or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Transaction costs of buying and selling foreign securities also are generally higher than those involved in domestic transactions. Furthermore, foreign financial markets have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.
The economies of individual
non-U.S.
countries may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.
Global Risks.
Due to the highly interconnected global economies and financial markets, the value of the Fund’s securities and the Fund’s underlying investments may go up or down in response to governmental actions and/or general economic conditions throughout the world. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Currency Risk
. Any of the Fund’s investments that are denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. Although the Fund intends to hedge any
non-U.S.
dollar exposures back to U.S. dollars, an increase in the value of the U.S. dollar compared to other currencies in which the Fund makes investments would otherwise reduce the effect of increases and magnify the effect of decreases in the prices of the Fund’s
non-U.S.
dollar denominated investments in their local markets. Fluctuations in currency exchange rates will similarly affect the U.S. dollar equivalent of any interest, dividend or other payments made that are denominated in a currency other than U.S. dollars.
Unrealized Losses Risk.
As a registered
closed-end
management investment company, the Fund is required to carry its investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Adviser. Decreases in the market values or fair values of the Fund’s investments are recorded as unrealized depreciation. Any unrealized losses in the Fund’s portfolio could be an indication of an issuer’s inability to meet its repayment obligations to the Fund with respect to the affected investments. This could result in realized losses in the future and ultimately in reductions of the Fund’s income available for distribution or making payments on the Fund’s other obligations in future periods.
If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the Fund’s shareholders. A return of capital distribution will generally not be taxable to the Fund’s shareholders. However, a return of capital distribution will reduce a shareholder’s cost basis in the Shares on which the distribution was received, thereby potentially resulting in a higher reported capital gain or lower reported capital loss when those Shares are sold or otherwise disposed of.
Qualifying Income Risk.
Some of the income and fees that the Fund may recognize will not satisfy the qualifying income requirement applicable to RICs. To ensure that such income and fees do not disqualify the Fund as a RIC for a failure to satisfy such requirement, the Fund may need to recognize such income and fees indirectly through one or more entities classified as corporations for U.S. federal income tax purposes. Such corporations will be subject to U.S. corporate income tax on their earnings, which ultimately will reduce the Fund’s return on such income and fees.
Payment-In-Kind
and Original Issue Discount Risk.
To the extent that the Fund invests in original issue discount (“OID”) instruments, including payment-in-kind
(“PIK”) loans and
zero-coupon
bonds, investors will be exposed to the risks associated with the inclusion of such non-cash
income in taxable and accounting income prior to receipt of cash, including the following risks:

•	the interest payments deferred on a PIK loan are subject to the risk that the borrower may default when the deferred payments are due in cash at the maturity of the loan;

•	the interest rates on PIK loans are higher to reflect the time value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments;

•	market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash;

•	PIK instruments may have unreliable valuations because the accruals require judgments about ultimate collectability of the deferred payments and the value of the associated collateral; and

•
for U.S. federal income tax purposes, the Fund may be required to make distributions of OID income without receiving any cash and such distributions may have to be paid from offering proceeds or the sale of assets without investors being given any notice of this fact.

Risks Relating to the Fund’s Business and Structure
Valuation Risk.

Under the 1940 Act, the Fund is required to carry the Fund’s portfolio investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Board, in accordance with Rule
2a-5
under the 1940 Act. Typically, there is no public market for the type of investments the Fund targets. The Fund expects a majority of the Fund’s investments to be categorized as Level 2 and Level 3 assets. The Fund values these securities based on relevant information compiled by the Adviser and third-party pricing services (when available), and with the oversight of the Board.
The determination of fair value and, consequently, the amount of unrealized gains and losses in the Fund’s portfolio, are to a certain degree subjective and dependent on a valuation process approved and overseen by the Board. Certain factors that may be considered in determining the fair value of the Fund’s investments include non-binding
indicative bids and the number of trades (and the size and timing of each trade) in an investment. Valuation of certain investments is also based, in part, upon third-party valuation models which take into account various market inputs. Investors should be aware that the models, information and/or underlying assumptions used by the Adviser or such models will not always correctly capture the fair value of an asset. Because such valuations, and particularly valuations of securities that are not publicly traded like those the Fund holds, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. The Adviser’s determinations of fair value may differ materially from the values that would have been used if an active public market for these securities existed. The Adviser’s determinations of the fair value of the Fund’s investments have a material impact on the Fund’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Fund’s NAV on a given date to understate or overstate, possibly materially, the value that the Fund may ultimately realize on one or more of the Fund’s investments.
Management Risk.
The Fund’s ability to achieve the Fund’s investment objective depends on the Adviser’s and
Sub-Adviser’s
ability to effectively manage and deploy capital, which depends, in turn, on the Adviser’s and
Sub-Adviser’s
ability to identify, evaluate and monitor, and the Fund’s ability to acquire, investments that meet the Fund’s investment criteria.
Accomplishing the Fund’s investment objective on a cost-effective basis is largely a function of the Adviser’s and
Sub-Adviser’s
handling of the investment process, its ability to provide competent, attentive and efficient services, and the Fund’s access to investments offering acceptable terms, either in the primary or secondary markets. Even if the Fund is able to grow and build upon the Fund’s investment operations, any failure to manage the Fund’s growth effectively could have a material adverse effect on the Fund’s business, financial condition, results of operations and prospects. The results of the Fund’s operations will depend on many factors, including the availability of opportunities for investment, readily accessible short- and long-term funding alternatives in the financial markets and economic conditions. Furthermore, if the Fund cannot successfully operate the Fund’s business or implement the Fund’s investment policies and strategies as described in this prospectus, it could adversely impact the Fund’s ability to pay dividends or make distributions.
The Fund’s success will depend on the ability of the Adviser
and
Sub-Adviser
to attract and retain qualified personnel in a competitive environment.
The Fund’s growth will require that the Adviser and
Sub-Adviser
attract and retain new investment and administrative personnel in a competitive market. The Adviser’s and
Sub-Adviser’s
ability to attract and retain personnel with the requisite credentials, experience and skills will depend on several factors including its ability to offer competitive compensation, benefits and professional growth opportunities. Many of the entities, including investment funds (such as private equity funds, mezzanine funds and BDCs) and traditional financial services companies, with which the Adviser will compete for experienced personnel have greater resources than the Adviser and
Sub-Adviser.
The Fund’s incentive fee structure may incentivize the Adviser to pursue speculative investments, use leverage when it may be unwise to do so or refrain from de-levering
when it would otherwise be appropriate to do so.
The Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to pursue investments on the Fund’s behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be the case, which could result in higher investment losses, particularly during economic downturns. The Incentive Fee payable to the Adviser is based on the Fund’s
Pre-Incentive
Fee Net Investment Income, as calculated in accordance with the Fund’s Investment Advisory Agreement. This may encourage the Adviser to use leverage in an effort to increase the return on the Fund’s investments, even when it may not be appropriate to do so, and to refrain from de-levering
when it would otherwise be appropriate to do so. Under certain circumstances, the use of leverage may increase the likelihood of default, which would impair the value of the Fund’s securities. See “- Risks Related to the Fund’s Investments -
Leverage Risk
.”
The Fund may be obligated to pay the Adviser incentive compensation even if the Fund incurs a loss or with respect to investment income that the Fund has accrued but not received.

The Adviser is entitled to incentive compensation for each fiscal quarter based on the Fund’s
Pre-Incentive
Fee Net Investment Income, if any, for the immediately preceding calendar quarter above a performance threshold for that quarter. Accordingly, since the performance threshold is based on a percentage of the Fund’s NAV, decreases in its NAV make it easier to achieve the performance threshold. The Fund’s
Pre-Incentive
Fee Net Investment Income for incentive compensation purposes excludes realized and unrealized capital losses or depreciation that the Fund may incur in the fiscal quarter, even if such capital losses or depreciation result in a net loss on the Fund’s statement of operations for that quarter. Thus, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or the Fund incurs a net loss for that quarter. In addition,
Pre-Incentive
Fee Net Investment Income includes accrued income that the Fund has not yet received in cash. The Adviser is not obligated to return the Incentive Fee based on accrued income that is later determined to be uncollectible in cash.
Any incentive fee payable by the Fund that relates to the Fund’s
Pre-Incentive
Fee Net Investment Income may be computed and paid on income that may include interest that has been accrued but not yet received, including OID, which may arise if the Fund receives fees in connection with the origination of a loan or possibly in other circumstances, or contractual PIK interest, which represents contractual interest added to the loan balance and due at the end of the loan term. To the extent the Fund does not distribute accrued PIK interest, the deferral of PIK interest has the simultaneous effects of increasing the assets under management and increasing the base management fee at a compounding rate while generating investment income and increasing the Incentive Fee at a compounding rate. In addition, the deferral of PIK interest would also increase the loan-to-value
ratio at a compounding rate if the issuer’s assets do not increase in value, and investments with a deferred interest feature, such as PIK interest, may represent a higher credit risk than loans on which interest must be paid in full in cash on a regular basis.
For example, if an entity defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income that the Fund never received.
The Adviser’s liability is limited under the Investment Advisory Agreement, and the Fund has agreed to indemnify the Adviser against certain liabilities, which may lead the Adviser to act in a riskier manner on the Fund’s behalf than it would when acting for its own account.
Under the Investment Advisory Agreement, the Adviser does not assume any responsibility to the Fund other than to render the services called for under the agreement, and it is not responsible for any action of the Board in following or declining to follow the Adviser’s advice or recommendations. The Adviser maintains a contractual and fiduciary relationship with the Fund. Under the terms of the Investment Advisory Agreement, the Adviser, its officers, managers, members, agents, employees and other affiliates are not liable to the Fund for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. In addition, the Fund has agreed to indemnify the Adviser and each of its officers, managers, members, agents, employees and other affiliates from and against all damages, liabilities, costs and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by the Adviser of its obligations under the Investment Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. These protections may lead the Adviser to act in a riskier manner when acting on the Fund’s behalf than it would when acting for its own account.
Fluctuations in NAV Risk.
The Fund could experience fluctuations in the Fund’s NAV due to a number of factors, including the timing of distributions to the Fund’s shareholders, fluctuations in the value of the CLO securities that the Fund holds, the Fund’s ability or inability to make investments that meet the Fund’s investment criteria, the interest and other income earned on the Fund’s investments, the level of the Fund’s expenses (including any interest or dividend rate payable on the debt securities or preferred shares the Fund may issue), variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in the markets and general economic conditions. As a result of these factors, the Fund’s NAV and results for any period should not be relied upon as being indicative of the Fund’s NAV and results in future periods.
Changes to Operating Policies and Strategies Risk.
The Board has the authority to modify or waive the Fund’s current operating policies, investment criteria and strategies, other than those that the Fund has deemed to be fundamental, without prior shareholder approval. The Fund cannot predict the effect any changes to the Fund’s current operating policies, investment criteria or strategies would have on the Fund’s business, NAV, operating results or value of the Fund’s securities. However, the effects of any such changes could adversely impact the Fund’s ability to pay dividends and cause an investor to lose all or part of their investment.

Tax Risk.
At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of the Fund or its shareholders. Therefore, changes in tax laws, regulations or administrative interpretations, or any amendments thereto, could diminish the value of an investment in the Fund’s shares or the value or the resale potential of the Fund’s investments. You are urged to consult with your tax advisor with respect to the impact of any such legislation or other regulatory or administrative developments and proposals and their potential effect on your investment in the Fund.
The Fund will be subject to corporate-level income tax if the Fund is unable to maintain the Fund’s RIC status for U.S. federal income tax purposes.
The Fund can offer no assurance that the Fund will be able to maintain RIC status. To obtain and maintain RIC tax treatment under the Code, the Fund must meet certain annual distribution, income source and asset diversification requirements.
The annual distribution requirement for a RIC will be satisfied if the Fund distributes dividends to the Fund’s shareholders each tax year of an amount generally at least equal to 90% of the sum of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund uses debt financing, the Fund is subject to certain asset coverage requirements under the 1940 Act and may be subject to financial covenants that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, the Fund could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
The income source requirement will be satisfied if the Fund obtains at least 90% of the Fund’s income for each tax year from dividends, interest, gains from the sale of the Fund’s securities or similar sources.
The asset diversification requirement will be satisfied if the Fund meets certain asset composition requirements at the end of each quarter of the Fund’s tax year. Failure to meet those requirements may result in the Fund having to dispose of certain investments quickly to prevent the loss of RIC status. Because most of the Fund’s investments are expected to be in CLO securities for which there will likely be no active public market, any such dispositions could be made at disadvantageous prices and could result in substantial losses.
If the Fund fails to qualify for RIC tax treatment for any reason and remains or becomes subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.
The Fund may have difficulty paying its required distributions if the Fund recognizes income before or without receiving cash representing such income.
For federal income tax purposes, the Fund will include in income certain amounts that the Fund has not yet received in cash, such as OID or market discount, which may arise if the Fund acquires a debt security at a significant discount to par, or PIK interest, which represents contractual interest added to the principal amount of a debt security and due at the maturity of the debt security. The Fund also may be required to include in income certain other amounts that the Fund has not yet, and may not ever, receive in cash. The Fund’s investments in PIK interest may represent a higher credit risk than loans for which interest must be paid in full in cash on a regular basis. For example, even if the accounting conditions for income accrual are met, the issuer of the security could still default when the Fund’s actual collection is scheduled to occur upon maturity of the obligation.
Since, in certain cases, the Fund may recognize income before or without receiving cash representing such income, the Fund may have difficulty meeting the annual distribution requirement necessary to maintain RIC tax treatment under the Code. In addition, since the Fund’s Incentive Fee is payable on the Fund’s income recognized, rather than cash received, the Fund may be required to pay advisory fees on income before or without receiving cash representing such income. The use of PIK and OID securities may provide certain benefits to the Adviser, including increasing management fees and incentive fee compensation.
Accordingly, the Fund may have to sell some of the Fund’s investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities. Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK loans may be higher to reflect the time value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
The Fund’s cash distributions to shareholders may change and a portion of the Fund’s distributions to shareholders may be a return of capital.

The amount of the Fund’s cash distributions may increase or decrease at the discretion of the Board, based upon its assessment of the amount of income generated, the amount of cash available to the Fund for this purpose and other factors. Unless the Fund is able to generate sufficient cash through the successful implementation of the Fund’s investment strategy, the Fund may not be able to sustain a given level of distributions and may need to reduce the level of the Fund’s cash distributions in the future. Further, to the extent that the portion of the cash generated from the Fund’s investments that is recorded as interest income for financial reporting purposes is less than the amount of the Fund’s distributions, all or a portion of one or more of the Fund’s future distributions, if declared, may comprise a return of capital. Accordingly, shareholders should not assume that the sole source of any of the Fund’s distributions is net investment income. See “- Risks Related to the Fund’s Investments -
Prepayment Risk
” and “-
Unrealized Losses Risk
.”
The Fund’s shareholders may receive additional Shares as distributions, which could result in adverse tax consequences to them.
To satisfy certain annual distribution requirements to maintain RIC tax treatment under Subchapter M of the Code, the Fund may, if it has the ability to, declare a large portion of a distribution in additional Shares instead of in cash even if a shareholder has opted out of participation in the any applicable dividend reinvestment plan. As per IRS guidance applicable to publicly offered RICs, as long as at least 20% of such distribution is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a shareholder generally would be subject to tax on 100% of the fair market value of the distribution on the date the distribution is received by the shareholder in the same manner as a cash distribution, even though most of the distribution was paid in Shares.
Because the Fund expects to distribute substantially all of the Fund’s ordinary income and net realized capital gains to the Fund’s shareholders, the Fund may need additional capital to finance the acquisition of new investments and such capital may not be available on favorable terms, or at all.
To maintain its RIC status, the Fund is required to distribute at least 90% of the sum of its net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. As a result, these earnings will not be available to fund new investments, and the Fund will need additional capital to fund growth in its investment portfolio. If the Fund fails to obtain additional capital, the Fund could be forced to curtail or cease new investment activities, which could adversely affect its business, operations and results. Even if available, if the Fund is not able to obtain such capital on favorable terms, it could adversely affect its net investment income.
Market Risk.
The Fund may be materially affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including threatened or actual wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of geopolitical tension could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions would be expected to increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to the Fund. Unexpected volatility, illiquidity, governmental action, currency devaluation or other events in the global markets in which the Fund directly or indirectly holds positions could impair the Fund’s ability to carry out its business and could cause the Fund to incur substantial losses. These factors are outside the Fund’s control and could adversely affect the liquidity and value of its investments, and may reduce its ability to make attractive new investments. Trends and historical events do not imply, forecast or predict future events, and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser or
Sub-Adviser
will prove correct, and actual events and circumstances may vary significantly.
The Fund may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which the Fund interacts in the conduct of its business.
U.S. and global markets have experienced increased volatility in recent years, including as a result of the recent failures of certain U.S. and
non-U.S.
banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or an issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers’ being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
The Fund also may be subject to risk arising from a broad sell off or other shift in the credit markets, which may adversely impact the Fund’s income and NAV. In addition, if the value of its assets declines substantially, the Fund may fail to maintain the minimum asset coverage imposed upon the Fund by the 1940 Act. See “- Risks Related to the Fund’s Investments -
Leverage Risk
.” Any such failure would affect the Fund’s ability to issue preferred shares, debt securities and other senior securities, including borrowings, and may affect the Fund’s ability to pay distributions on its Shares, which could materially impair its business operations. The Fund’s liquidity could be impaired further by an inability to access the capital markets or to obtain additional debt financing. For example, the Fund cannot be certain that the it would be able to obtain debt financing on commercially reasonable terms, if at all. See “- Risks Related to the Fund’s Investments—
If the Fund is unable to obtain, and/or refinance debt capital, the Fund’s business could be materially adversely affected
.” In previous market cycles, many lenders and institutional investors reduced or ceased lending to borrowers. In the event of such type of market turmoil and tightening of credit, increased market volatility and widespread reduction of business activity could occur, thereby limiting the Fund’s investment opportunities. Moreover, the Fund is unable to predict when economic and market conditions may be favorable in future periods. Even if market conditions are broadly favorable over the long term, adverse conditions in particular sectors of the financial markets could adversely impact the Fund’s business.
If the Fund is unable to obtain and/or refinance debt capital, the Fund’s business could be materially adversely affected.
The Fund may obtain debt financing in order to obtain funds to make additional investments and grow the Fund’s portfolio of investments. Such debt capital may take the form of a term credit facility with a fixed maturity date or other fixed-term instruments, and the Fund may be unable to extend, refinance or replace such debt financings prior to their maturity. If the Fund is unable to obtain or refinance debt capital on commercially reasonable terms, the Fund’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Fund’s ability to grow its business. In addition, holders of the Fund’s Shares would not benefit from the potential for increased returns on equity that incurring leverage creates. Any such limitations on the Fund’s ability to grow and take advantage of leverage may decrease its earnings, if any, and distributions to shareholders. In addition, in such event, the Fund may need to liquidate certain of its investments that may be difficult to sell if required, meaning that the Fund may realize significantly less than the value at which the Fund has recorded its investments.
Debt capital that is available to the Fund in the future, if any, including upon the refinancing of then-existing debt prior to its maturity, may be at a higher cost and on less favorable terms and conditions than costs and other terms and conditions at which the Fund can currently obtain debt capital. In addition, if the Fund is unable to repay amounts outstanding under any such debt financings and is declared in default or is unable to renew or refinance these debt financings, the Fund may not be able to make new investments or operate its business in the normal course. These situations may arise due to circumstances that the Fund may be unable to control, such as lack of access to the credit markets, a severe decline in the value of the U.S. dollar, an economic downturn or an operational problem that affects third parties or the Fund, and could materially damage the Fund’s business.
Issuance of Senior Securities Risk.
Under the provisions of the 1940 Act, the Fund is permitted, as a registered closed-end
management investment company, to issue senior securities (including debt securities, preferred shares and/or borrowings from banks or other financial institutions) provided the Fund meets certain asset coverage requirements (
i.e.
, 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred shares under current law). See “- Risks Related to the Fund’s Investments -
Leverage Risk
” for details concerning how asset coverage is calculated. If the value of the Fund’s assets declines, the Fund may be unable to satisfy this test. If that happens, the Fund may be required to sell a portion of its investments and, depending on the nature of the Fund’s leverage, repay a portion of the Fund’s indebtedness at a time when such sales may be disadvantageous. Also, any amount that the Fund uses to service or repay its indebtedness would not be available for distributions to the Fund’s shareholders.
The Fund is not generally able to issue and sell Shares at a price below the then-current NAV per share (exclusive of any distributing commission or discount). The Fund may, however, sell Shares at a price below the then-current NAV per share (1) in connection with a rights offering to the Fund’s existing shareholders, (2) with the consent of the majority of the Fund’s shareholders, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.
Significant Shareholders Risk.
To the extent any shareholder, individually or acting together with other shareholders, controls a significant number of the Fund’s voting securities (as defined in the 1940 Act) or any class of voting securities, they may have the ability to control the outcome of matters submitted to the Fund’s shareholders for approval, including the election of Trustees and any merger, consolidation or sale of all or substantially all of the Fund’s assets, and may cause actions to be taken that you may not agree with or that are not in your interests or those of other securityholders.
Legislative and Regulatory Risk.
Legal and regulatory changes
. Legal and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the CFTC, the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this Prospectus. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s results of operations and the value of your investment.
Derivative Instruments
. The derivative instruments in which the Fund may invest are subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) require certain standardized derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for the Fund. The Dodd-Frank Act also established minimum margin requirements on certain uncleared derivatives which may result in the Fund and its counterparties posting higher margin amounts for uncleared derivatives. The Adviser has claimed an exclusion from the definition of CPO under the Commodity Exchange Act (“CEA”) pursuant to CFTC Regulation 4.5 under the CEA promulgated by the CFTC with respect to the Fund, and the Fund intends to operate in a manner that would permit the Adviser to continue to claim such exclusion.
Rule
18f-4
under the 1940 Act regulates the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies and replaces guidance of the SEC and its staff regarding asset segregation and cover transactions previously applicable to the Fund’s derivatives and other transactions. A fund’s trading of derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) is now subject to a value-at-risk
(“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a fund qualifies as a “limited derivatives user,” as defined in rule
18f-4.
Under rule
18f-4,
when a fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating a fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund is a limited derivatives user, but for funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. In addition, a fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard
settlement cycle, and the transaction will be deemed not to involve a senior security, provided that (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, a Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of a fund’s investments and cost of doing business, which could adversely affect investors.
Loan Securitizations
. Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in, a hedge fund or private equity fund (“covered funds”) (which have been broadly defined in a way that could include many CLOs). Given the limitations on banking entities investing in CLOs that are covered funds, the Volcker Rule may adversely affect the market value or liquidity of any or all of the investments held by the Fund. Although the Volcker Rule and the implementing rules exempt “loan securitizations” from the definition of covered fund, not all CLOs will qualify for this exemption.
In June 2020, the five federal agencies responsible for implementing the Volcker Rule adopted amendments to the Volcker Rule’s implementing regulations, including changes relevant to the treatment of securitizations (the “Volcker Changes”). Among other things, the Volcker Changes ease certain aspects of the “loan securitization” exclusion, create additional exclusions from the “covered fund” definition and narrow the definition of “ownership interest” to exclude certain “senior debt interests.” Also, under the Volcker Changes, a debt interest would no longer be considered an “ownership interest” solely because the holder has the right to remove or replace the manager following a cause-related default. The Volcker Changes were effective October 1, 2020.
U.S. Risk Retention
. In October 2014, six federal agencies (the FDIC, the Office of the Comptroller of the Currency, the Federal Reserve Board, the SEC, the U.S. Department of Housing and Urban Development and the Federal Housing Finance Agency) adopted joint final rules implementing certain credit risk retention requirements contemplated in Section 941 of the Dodd-Frank Act (the “Final U.S. Risk Retention Rules”). These rules were published in the Federal Register on December 24, 2014. With respect to the regulation of CLOs, the Final U.S. Risk Retention Rules require that the “sponsor” or a “majority owned affiliate” thereof (in each case as defined in the rules), will retain an “eligible vertical interest” or an “eligible horizontal interest” (in each case as defined therein) or any combination thereof in the CLO in the manner required by the Final U.S. Risk Retention Rules.
The Final U.S. Risk Retention Rules became fully effective on December 24, 2016 (the “Final U.S. Risk Retention Effective Date”) and to the extent applicable to CLOs, the Final U.S. Risk Retention Rules contain provisions that may adversely affect the return of the Fund’s investments. On February 9, 2018, a three-judge panel of the United States Court of Appeals for the District of Columbia Circuit, (the “DC Circuit Court”) rendered a decision in
The Loan Syndications and Trading Association v. Securities and Exchange Commission and Board of Governors of the Federal Reserve System
, No.
1:16-cv-0065
in which the DC Circuit Court held that open market CLO collateral managers are not “securitizers” subject to the requirements of the Final U.S. Risk Retention Rules. Thus, collateral managers of open market CLOs are no longer required to comply with the Final U.S. Risk Retention Rules at this time. As such, it is possible that some collateral managers of open market CLOs will decide to dispose of the notes (or cause their majority owned affiliates to dispose of the notes) constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or to take other action with respect to such notes that is not otherwise prohibited by the Final U.S. Risk Retention Rules. To the extent either the underlying collateral manager or its majority-owned affiliate divests itself of such notes, this will reduce the degree to which the relevant collateral manager’s incentives are aligned with those of the noteholders of the CLO (which may include the Fund as a CLO noteholder), and could influence the way in which the relevant collateral manager manages the CLO assets and/or makes other decisions under the transaction documents related to the CLO in a manner that is adverse to the Fund.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the Final U.S. Risk Retention Rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs.
EU/UK Risk Retention.
The securitization industry in both the European Union (“EU”) and the United Kingdom (“UK”) has also undergone a number of significant changes in the past few years. Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardized securitization (as amended from time to time, the “EU Securitization Regulation”) applies to certain specified EU investors, and Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardised securitization in the form in effect on December 31, 2020 (which forms part of UK domestic law by virtue of the European Union (Withdrawal) Act 2018 (as amended, the “EUWA”)) (as amended from time to time, the “UK Securitization Regulation” and, together with the EU Securitization Regulation, the “Securitization Regulations”) applies to certain specified UK investors, in each case, who are investing in a “securitisation” (as such term is defined under each Securitization Regulation).
The due diligence requirements of Article 5 of the EU Securitization Regulation (the “EU Due Diligence Requirements”) apply to “institutional investors” (as defined in the EU Securitization Regulation), being (a) subject to certain conditions and exceptions, institutions for occupational retirement provision and certain investment managers and authorized entities appointed by such institutions; (b) credit institutions (as defined in Regulation (EU) No 575/2013 (as amended, the “CRR”)); (c) alternative investment fund managers who manage and/or market alternative investment funds in the EU; (d) investment firms (as defined in the CRR); (e) insurance and reinsurance undertakings; and (f) management companies of Undertakings for Collective Investment in Transferable Securities (“UCITS”) funds (or internally managed UCITS); the EU Due Diligence Requirements apply also to certain consolidated affiliates of entities that are subject to the CRR. Such institutional investors and their relevant affiliates are referred to as “EU Institutional Investors.”
The due diligence requirements of Article 5 of the UK Securitization Regulation (the “UK Due Diligence Requirements”) apply to “institutional investors” (as defined in the UK Securitization Regulation) being: (a) insurance undertakings and reinsurance undertakings as defined in the Financial Services and Markets Act 2000 (as amended, the “FSMA”); (b) occupational pension schemes as defined in the Pension Schemes Act 1993 that have their main administration in the UK and certain fund managers of such schemes; (c) AIFMs as defined in the Alternative Investment Fund Managers Regulations 2013 (as amended, the “AIFM Regulations”) which market or manage AIFs (as defined in the AIFM Regulations) in the UK; (d) UCITS as defined in the FSMA, which are authorized open-ended investment companies as defined in the FSMA, and management companies as defined in the FSMA; (e) Financial Conduct Authority investment firms as defined in Regulation (EU) No 575/2013 as it forms part of UK domestic law by virtue of the EUWA (as amended, the “UK CRR”); and (f) CRR firms as defined in the UK CRR; the UK Due Diligence Requirements apply also to certain consolidated affiliates of entities that are subject to the UK CRR. Such institutional investors and their relevant affiliates are referred to as “UK Institutional Investors,” and together with EU Institutional Investors, “Institutional Investors.”

The applicable EU/UK Due Diligence Requirements restrict an Institutional Investor from investing in securitizations unless:

(1)
in each case, it has verified that the originator, sponsor or original lender will retain, on an ongoing basis, a material net economic interest of not less than five per cent in the securitization determined in accordance with Article 6 of the applicable EU/UK Securitization Regulation, and the risk retention is disclosed to the Institutional Investor;

(2)
in the case of an EU Institutional Investor, it has verified that the originator, sponsor or securitization special purpose entity (“SSPE”) (each as defined in the EU Securitization Regulation) has, where applicable, made available the information required by Article 7 of the EU Securitization Regulation (the “EU Transparency Requirements”) in accordance with the frequency and modalities provided for thereunder;

(3)
in the case of a UK Institutional Investor, it has verified that the originator, sponsor or SSPE (each as defined in the UK Securitization Regulation): (i) if established in the UK has, where applicable, made available the information required by Article 7 of the UK Securitization Regulation (the “UK Transparency Requirements”) in accordance with the frequency and modalities provided for thereunder; and (ii) if established in a third country has, where applicable, made available information which is substantially the same as that which it would have made available under the UK Transparency Requirements if it had been established in the UK, and has done so with such frequency and modalities as are substantially the same as those with which it would have made information available if it had been established in the UK; and

(4)
in each case, it has verified that, where the originator or original lender either (i) is not a credit institution or an investment firm (each as defined in the applicable EU/UK Securitization Regulation) or (ii) is established in a third country, the originator or original lender grants all the credits giving rise to the underlying exposure on the basis of sound and well-defined criteria and clearly established processes for approving, amending, renewing and financing those credits, and has effective systems in place to apply those criteria and processes to ensure that credit-granting is based on a thorough assessment of the obligor’s creditworthiness.

The applicable EU/UK Due Diligence Requirements further require that an Institutional Investor carry out a due diligence assessment that enables it to assess the risks involved prior to investing, including but not limited to the risk characteristics of the individual investment position and the underlying assets and all the structural features of the securitization that can materially impact the performance of the investment. In addition, pursuant to the applicable EU/UK Securitization Regulation, while holding an exposure to a securitization, an Institutional Investor is subject to various monitoring obligations in relation to such exposure, including but not limited to: (i) establishing appropriate written procedures to monitor compliance with the due diligence requirements and the performance of the investment and of the underlying assets; (ii) performing stress tests on the cash flows and collateral values supporting the underlying assets; (iii) ensuring internal reporting to its management body; and (iv) being able to demonstrate to its competent authorities, upon request, that it has a comprehensive and thorough understanding of the investment and underlying assets and that it has implemented written policies and procedures for risk management and as otherwise required by the applicable EU/UK Securitization Regulation.
Failure on the part of an Institutional Investor to comply with the applicable EU/UK Due Diligence Requirements may result in various penalties including, in the case of those Institutional Investors subject to regulatory capital requirements, the imposition of a punitive capital charge in respect of such securitization position. CLOs issued in Europe are generally structured in compliance with the Securitization Regulations so that prospective investors subject to the Securitization Regulations can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the Securitization Regulations, the Fund’s ability to invest in the residual tranches of such CLOs could be limited, or the Fund could be required to hold its investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulations, it will limit the ability of Institutional Investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulations and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of the Fund’s investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance of their collateral obligations, either of which developments could increase defaulted obligations above historic levels.
The staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact the Fund’s ability to implement its investment strategy and/or its ability to raise capital through public offerings, or could cause the Fund to take certain actions that may result in an adverse impact on the Fund’s shareholders, the Fund’s financial con
d
ition and/or its results of operations. The Fund is unable at this time to assess the likelihood or timing of any such regulatory development.
General Risk Factors
General Market Conditions Risk.
The success of any investment activity is influenced by general economic and financial conditions that may affect the level and volatility of equity prices, interest rates and the extent and timing of investor participation in the markets for both equity and interest-rate-sensitive securities. Unexpected volatility, illiquidity, governmental action, currency devaluation or other events in the global markets in which the Fund directly or indirectly holds positions could impair the Fund’s ability to carry out its business and could cause the Fund to incur substantial losses.
Terrorist acts, acts of war, natural disasters, outbreaks or pandemics may disrupt the Fund’s operations as well as the operations of the businesses in which the Fund invests. Such acts have created, and continue to create, economic and political uncertainties and have contributed to global economic instability. For example, many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and
COVID-19.
Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. The responses to viral illness outbreaks have varied as have their impact on human health, local economies and the global economy, and it is impossible, at the outset of any such outbreak, to estimate accurately what the ultimate impact of any such outbreak will be. Protective measures taken by governments and the private sector to mitigate the spread of such illness, including travel restrictions and outright bans, quarantines, and work-at-home
arrangements, and the spread of any such illness within the Fund’s offices and the offices of the Fund’s service providers could seriously impair the Fund’s operational capabilities, potentially harming the Fund’s business and its operating results.
Inflation Risk.
Inflation and rapid fluctuations in inflation rates, as has occurred in the U.S., have had in the past, and may in the future have, negative effects on economies and financial markets. Wage and price controls have been imposed at times in certain countries in an attempt to control inflation, which could significantly affect the operation of the issuers of securities or other investments in which the Fund invests. Governmental efforts to curb inflation often have negative effects on the level of economic activity. As such, inflation and rapid fluctuations in inflation rates can adversely affect the financial performance of the Fund and/or the collateral underlying the CLOs in which it invests. There can be no assurance that inflation will not continue to be a serious problem and have an adverse impact on the performance of the Fund and its investments. Were significant inflation to continue, the effect on the Adviser’s strategy could be materially adverse.
Cybersecurity Risk.
The Fund is highly dependent on the communications and information systems of the Adviser, the
Sub-Adviser,
the Administrator and their affiliates as well as the Transfer Agent and certain other third-party service providers. The Fund and its service providers are susceptible to operational and information security risks. While the Fund, the Adviser, the
Sub-Adviser,
and the Administrator have procedures in place with respect to information security, technologies may become the target of cyber attacks or information security breaches that could result in the unauthorized gathering, monitoring, release, misuse, loss or destruction of the Fund’s and/or its shareholders’ confidential and other information, or otherwise disrupt the Fund’s operations or those of its service providers. Disruptions or failures in the physical infrastructure or operating systems and cyber attacks or security breaches of the networks, systems or devices that the Fund and its service providers use to service its operations, or disruption or failures in the movement of information between service providers could disrupt and impact the service providers’ and the Fund’s operations, potentially resulting in financial losses, the inability of the Fund’s shareholders to transact business and of the Fund to process transactions, inability to calculate the Fund’s NAV, misstated or unreliable financial data, violations of applicable privacy and other laws, regulatory fines, penalties, litigation costs, increased insurance premiums, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund’s service providers’ policies and procedures with respect to information security have been established to seek to identify and mitigate the types of risk to which the Fund and its service providers are subject. As with any risk management system, there are inherent limitations to these policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified. There can be no assurance that the Fund or its service providers will not suffer losses relating to information security breaches (including cyber attacks) or other disruptions to information systems in the future.
ESG Strategy Risk.

The Fund’s consideration of ESG factors could cause it to perform differently compared to funds that do not take ESG factors in
to account. The incorporation of ESG factors into the investment analysis, which can encourage a greater emphasis on long-term performance, may result in the Fund’s forgoing near-term/short-term opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities for ESG reasons when it might be otherwise disadvantageous to do so. For instance, the Fund explicitly excludes investments in corporate issuers involved in the production of specific types of controversial weapons.
Other Risks of the Fund
Shares Not Listed; No Market for Shares
.
Shares are not traded on any national securities exchange or other market. No market currently exists for the Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable.
Closed-end
Fund; Liquidity Risks.
The Fund is a
non-diversified
closed-end
management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on NAV.
Repurchase Offers Risks.
As described under “Share Repurchase Program,” the Fund is an “interval fund” and, in order to provide liquidity to shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule_23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. See “Share Repurchase Program.”
Distributions
In-Kind.
The Fund generally expects to distribute to the holder of Shares that are repurchased cash in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. If the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs to dispose of such securities.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE

Shares of Beneficial Interest
The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of Shares of beneficial interest of each class. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit incorporated in the State of Delaware and therefore generally will not be personally liable for the Fund’s debts or obligations.
Share Classes
The Fund has received an exemptive order from the SEC that permits the Fund to issue multiple classes of shares. The Fund offers three separate classes of Shares, designated as Class A shares, Class I shares and Class T shares. The Fund may offer additional classes of Common Shares in the future.
Shares
Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to shareholders if, as and when authorized and declared by the Board. Except as otherwise provided by the Board, Shares will have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Fund, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata
portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. Shareholders shall be entitled to vote on all matters on which a vote of shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of shareholders. The Fund only expects to hold shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of shareholders.
Preferred Shares and Other Securities
The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.
Preferred Shares could be issued with rights and preferences that would adversely affect shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred Shares, before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred Shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred Shares.

Outstanding Securities [Table Text Block]
The following table sets forth information about the Fund’s outstanding Shares as of April 24, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class I Shares of Beneficial Interest	Unlimited	None	None
Class A Shares of Beneficial Interest	Unlimited	None	None
Class T Shares of Beneficial Interest	Unlimited	None	None

Risks Related to the Fund's Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Fund’s Investments
Limited Operating History Risk.
The Fund is a
non-diversified,
closed-end
management investment company with limited operating history. As a result, the Fund does not have significant financial information on which you can evaluate an investment in the Fund or its prior performance. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve the Fund’s investment objectives, achieve its desired portfolio composition, or raise sufficient capital and that the value of your investment could decline substantially or become worthless. The Fund currently anticipates investing proceeds from the sale of its Shares within three to six months of the receipt of such proceeds, depending on the availability of appropriate investment opportunities consistent with the Fund’s investment objectives and market conditions. During this period, the Fund will invest in temporary investments, such as cash, cash equivalents, U.S. Government securities and other high-quality debt investments that mature in one year or less. The Fund expects returns on such temporary investments to be substantially lower than the returns that the Fund anticipates earning from investments in CLO securities and related investments.
Non-Diversified
Status.
The Fund is a
“non-diversified”
investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a
“non-diversified”
fund for purposes of the 1940 Act, the Fund intends to maintain its qualification to be treated as a regulated investment company (“RIC”) under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”
Failure to Raise Sufficient Capital Risk.
The amount of proceeds the Fund raises in the offering may be substantially less than the amount the Fund would need to create its desired portfolio of investments, and the Fund may not achieve the economies of scale necessary to operate in a cost effective manner. If the Fund is unable to raise substantial funds, the Fund will make fewer investments resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a shareholder’s investment may be reduced in the event the

Fund’s assets underperform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund has certain fixed operating expenses, including certain expenses as a closed-end
management investment company, regardless of whether the Fund is able to raise substantial funds in this offering. The Fund’s inability to raise substantial funds would increase its fixed operating expenses as a percentage of gross income, causing shareholders to incur higher fees, reducing the Fund’s net income and limiting the Fund’s ability to make distributions.
Senior Secured Loans Risk.
The Fund obtains exposure to underlying senior secured loans through the Fund’s investments in CLOs but also may obtain such exposure directly or indirectly through other means from time to time. Such loans may become nonperforming or impaired for a variety of reasons. Nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty.
In addition, the portfolios of certain CLOs in which the Fund invests may contain middle-market loans. Loans to middle-market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle-market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle-market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Accordingly, loans made to middle-market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle-market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle-market loans in any CLO in which the Fund may invest. As a consequence of the forgoing factors, the securities issued by CLOs that primarily invest in middle-market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.
Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which the Fund invests. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent that the CLOs in which the Fund invests hold covenant-lite loans, the Fund’s CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Collateralized Loan Obligations and Other Structured Products Risk.
The Fund’s investments consist primarily of CLO securities, and the Fund may invest in other related structured finance securities. CLOs and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. The Fund and other investors in CLO and related structured finance securities ultimately bear the credit risk of the underlying collateral. In most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of the junior tranches that are the focus of the Fund’s investment strategy, and scheduled payments to junior tranches have a priority in right of payment to subordinated/equity tranches.
CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. For example, investments in structured vehicles, including collateralized bond obligations (“CBOs”) and equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. A CBO is a trust that is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. The pool of high yield securities underlying CBOs is typically separated into tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates, whereas the lower tranches, with greater risk, pay higher interest rates.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund’s investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the Fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the Fund may target. In addition, CLO and other structured finance securities may be subject to prepayment risk. Further, the performance of a CLO or other structured finance security may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.
The Fund’s investments in the primary CLO market involve certain additional risks.
Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities, and could result in early redemptions which may cause CLO equity and debt investors to receive less than the face value of their investment.
Failure by a CLO in which the Fund is invested to satisfy certain tests will harm the Fund’s operating results.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, would lead to a reduction in its payments to the Fund. If a CLO fails certain tests, holders of CLO senior debt would be entitled to additional payments that would, in turn, reduce the payments the Fund, as a holder of junior debt or equity tranches, would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s operating results and cash flows.
Negative loan ratings migration may also place pressure on the performance of certain of the Fund’s investments
.
Per the terms of a CLO’s indenture, assets rated “CCC+” or lower or their equivalent in excess of applicable limits typically do not receive full par credit for purposes of calculation of the CLO’s overcollateralization tests. As a result, negative rating migration could cause a CLO to be out of compliance with its overcollateralization tests. This could cause a diversion of cash flows away from the CLO equity and junior debt tranches in favor of the more senior CLO debt tranches until the relevant overcollateralization test breaches are cured. This could have a negative impact on the Fund’s NAV and cash flows.
The Fund’s investments in CLOs and other investment vehicles result in additional expenses to the Fund.
The Fund invests in CLO securities and may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, including private funds, and, to the extent the Fund so invests, it will bear the Fund’s ratable share of a CLO’s or any such investment vehicle’s expenses, including management and performance fees. In addition to the management and performance fees borne by the Fund’s investments in CLOs, the Fund also remains obligated to pay management and incentive fees to the Adviser with respect to the assets invested in the securities and other instruments of other investment vehicles, including CLOs. With respect to each of these investments, shareholders bear their respective shares of the management and incentive fee of the Adviser as well as indirectly, the management and performance fees charged by the underlying adviser and other expenses of any investment vehicles in which the Fund invests.
In the course of the Fund’s investing activities, the Fund pays management and incentive fees to the Adviser and reimburses the Adviser for certain expenses it incurs. As a result, shareholders invest on a “gross” basis and receive distributions on a “net” basis after expenses, potentially resulting in a lower rate of return than an investor might achieve through direct investments.
The Fund’s investments in CLO securities may be less transparent to the Fund and its shareholders than direct investments in the collateral.
The Fund invests primarily in equity and junior debt tranches of CLOs and other related investments. Generally, there may be less information available to the Fund regarding the collateral held by such CLOs than if the Fund had invested directly in the debt of the underlying obligors. As a result, the Fund’s shareholders do not know the details of the collateral of the CLOs in which the Fund invests or receive the reports issued with respect to such CLO. In addition, no independent public accountant audits, reports or expresses an opinion on any of the information contained in certain monthly reports or any other financial information furnished to the Fund as a noteholder in a CLO. The Fund’s CLO investments are also subject to the risk of leverage associated with the debt issued by such CLOs and the repayment priority of senior debt holders in such CLOs.
CLO investments involve complex documentation and accounting considerations.
CLOs and other structured finance securities in which the Fund invests are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.
The accounting and tax implications of the CLO investments that the Fund makes are complicated. In particular, reported earnings from CLO equity securities are recorded under U.S. generally accepted accounting principles, (“GAAP”) based upon an effective yield calculation. Current taxable earnings on certain of these investments, however, will generally not be determinable until after the end of the fiscal year of each individual CLO that ends within the Fund’s fiscal year, even though the investments are generating cash flow throughout the fiscal year. The tax treatment of certain of these investments may result in higher distributable earnings in the early years and a capital loss at maturity, while for reporting purposes the totality of cash flows is reflected in a constant yield to maturity.
The Fund is dependent on the collateral managers of the CLOs in which it invests, and those CLOs are generally not registered under the 1940 Act.
The Fund relies on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on the Fund’s investments; however, the Fund, as an investor of the CLO, typically does not have any direct contractual relationship with the collateral managers of the CLOs in which it invests. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on the Fund’s investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage the Fund’s risks. The Fund will also rely on CLO collateral managers to act in the best interests of a CLO it manages; however, such CLO collateral managers are subject to fiduciary duties owed to other classes of notes besides those in which the Fund invests. Therefore, there can be no assurance that the collateral managers will always act in the best interest of the class or classes of notes in which the Fund is invested. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (
e.g.
, with gross negligence or reckless disregard, or in bad faith), this could adversely impact the overall performance of the Fund’s investments. Furthermore, since the underlying CLO issuer often provides an indemnity to its CLO collateral manager, the Fund may not be incentivized to pursue actions against the collateral manager since any such action, if successful, may ultimately be borne by the underlying CLO issuer and payable from its assets, which could create losses to the Fund as an investor in the CLO. In addition, to the extent the Fund invests in CLO equity, liabilities incurred by the CLO manger to third parties may be borne by the Fund to the extent the CLO is required to indemnify its collateral manager for such liabilities.
In addition, the CLOs in which the Fund invests are generally not registered as investment companies under the 1940 Act. As investors in these CLOs, the Fund is not afforded the protections that shareholders in an investment company registered under the 1940 Act would have.
The collateral managers of the CLOs in which the Fund invests may not continue to manage such CLOs.
Given that the Fund invests in CLO securities issued by CLOs that are managed by unaffiliated collateral managers, the Fund is dependent on the skill and expertise of such managers. The Fund believes its Adviser’s and
Sub-Adviser’s
ability to analyze and perform due diligence on potential CLO managers differentiates the Fund’s approach to investing in CLO securities. When analyzing and performing due diligence on potential or current CLO managers, the Adviser or
Sub-Adviser
considers factors including, but not limited

to, the CLO manager’s track record, team size and experience, internal and external equity support, and market perception and liquidity. When evaluating CLO securities, the Adviser and
Sub-Adviser
analyze four core factors: (i) structural protections, (ii) collateral quality, (iii) offering document terms and restrictions, and (iv) collateral manager trading liquidity. Decisions are informed by third-party and proprietary analytics and require approval by at least two portfolio managers. The Adviser and
Sub-Adviser
also monitor CLO managers and CLO investments for material changes and ongoing performance. However, the Fund cannot assure you that, for any CLO the Fund invests in, the collateral manager in place when the Fund invests in such CLO securities will continue to manage such CLO through the life of the Fund’s investment. Collateral managers are subject to removal or replacement by other holders of CLO securities without the Fund’s consent, and may also voluntarily resign as collateral manager or assign their role as collateral manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager’s role will not adversely affect the returns on the CLO securities in which the Fund invests.
The Fund’s investments in CLO securities may be subject to special anti-deferral provisions that could result in the Fund incurring tax or recognizing income prior to receiving cash distributions related to such income.
Some of the CLOs in which the Fund invests may constitute “passive foreign investment companies” (“PFICs”). If the Fund acquires interests in PFICs treated as equity for U.S. federal income tax purposes (including equity tranche investments and certain debt tranche investments in CLOs that are PFICs), the Fund may be subject to federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) generally require the Fund to recognize the Fund’s share of the PFIC’s income for each tax year regardless of whether the Fund receives any distributions from such PFIC. The Fund must nonetheless distribute such income to maintain the Fund’s status as a RIC. Treasury regulations generally treat the Fund’s income inclusion with respect to a PFIC for which the Fund has made a qualified electing fund (“QEF”) election as qualifying income for purposes of determining the Fund’s ability to be subject to tax as a RIC if (i) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. As such, the Fund may be restricted in its ability to make QEF elections for the Fund’s holdings in issuers that could be treated as PFICs to ensure the Fund’s continued qualification as a RIC and/or maximize the Fund’s after-tax
return from these investments.
If the Fund holds more than 10% of the interests treated as equity (by vote or value) for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation (“CFC”) (including equity tranche investments and certain debt tranche investments in a CLO treated as a CFC), the Fund may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation in an amount equal to the Fund’s pro rata
share of the foreign corporation’s earnings for such tax year (including both ordinary earnings and capital gains). If the Fund is required to include such deemed distributions from a CFC in the Fund’s income, the Fund will be required to distribute such income to maintain the Fund’s RIC status regardless of whether the CFC makes an actual distribution during such tax year. Treasury regulations generally treat the Fund’s income inclusion with respect to a CFC as qualifying income for purposes of determining the Fund’s ability to be subject to tax as a RIC either if (i) there is a current distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. As such, the Fund may limit and/or manage its holdings in issuers that could be treated as CFCs to ensure the Fund’s continued qualification as a RIC and/or maximize the Fund’s after-tax
return from these investments.
If the Fund is required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, the Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
If a CLO in which the Fund invests is treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could affect the Fund’s operating results and cash flows.
Each CLO in which the Fund invests will generally operate pursuant to investment guidelines intended to ensure the CLO is not treated as engaged in a U.S. trade or business for U.S. federal income tax purposes. Each CLO will generally receive an opinion of counsel, subject to certain assumptions (including compliance with the investment guidelines) and limitations, that the CLO will not be engaged in a U.S. trade or business for U.S. federal income tax purposes. If a CLO fails to comply with the investment guidelines or the Internal Revenue Service (“IRS”) otherwise successfully asserts that the CLO should be treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could reduce the amount available to distribute to junior debt and equity holders in such CLO, including the Fund.
If a CLO in which the Fund invests fails to comply with certain U.S. tax disclosure requirements, such CLO may be subject to withholding requirements that could materially and adversely affect the Fund’s operating results and cash flows.

The Foreign Account Tax Compliance Act provisions of the Code (“FATCA”) impose a withholding tax of 30% on U.S. source periodic payments, including interest and dividends to certain
non-U.S.
entities, including certain
non-U.S.
financial institutions and investment funds, unless such
non-U.S.
entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which the Fund invests will be treated as
non-U.S.
financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which the Fund invests fails to properly comply with these reporting requirements, it could reduce the amount available to distribute to equity and junior debt holders in such CLO, which could materially and adversely affect the fair value of the CLO’s securities, and the Fund’s operating results and cash flows.
Increased competition in the market or a decrease in new CLO issuances may result in increased price volatility or a shortage of investment opportunities.
In recent years, there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While the Fund cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result, under certain circumstances, in increased price volatility or decreased liquidity with respect to certain positions.
In addition, the volume of new CLO issuances and CLO refinancings varies over time as a result of a variety of factors including new regulations, changes in interest rates and other market forces. As a result of increased competition and uncertainty regarding the volume of new CLO issuances and CLO refinancings, the Fund can offer no assurances that the Fund will deploy all of its capital in a timely manner or at all. Prospective investors should understand that the Fund may compete with other investment vehicles as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staffs than may be available to the Fund.
Investors will bear indirectly the fees and expenses of the CLO equity securities in which the Fund invests.
Shareholders will bear indirectly the fees and expenses (including management fees and other operating expenses) of the CLO equity securities in which the Fund invests. CLO collateral manager fees are charged on the total assets of a CLO but are assumed to be paid from the residual cash flows after interest payments to the CLO senior debt tranches. Therefore, these CLO collateral manager fees (which generally range from 0.35% to 0.50% of a CLO’s total assets) are effectively much higher when allocated only to the CLO equity tranche. CLO collateral manager fees do not include any other operating expense ratios of the CLOs, as these amounts are not routinely reported to shareholders on a basis consistent with CLO collateral manager fees; however, it is estimated that additional operating expenses of 0.30% to 0.70% could be incurred. In addition, CLO collateral managers may earn fees based on a percentage of the CLO’s equity cash flows after the CLO equity has earned a cash-on-cash
return of its capital and achieved a specified “hurdle” rate.
Interest Rate Risk.
Interest rates may increase or decrease due to governmental actions, among other factors. In a rising interest rate environment, any additional leverage that the Fund incurs may bear a higher interest rate than the Fund’s current leverage. There may not, however, be a corresponding increase in the Fund’s investment income. Any reduction in the level of rate of return on new investments relative to the rate of return on the Fund’s current investments, and any reduction in the rate of return on the Fund’s current investments, could adversely impact the Fund’s net investment income, reducing the Fund’s ability to service the interest obligations on, and to repay the principal of, the Fund’s indebtedness, as well as its capacity to pay distributions to the Fund’s shareholders. See “-
Benchmark Floor Risk
.”
The fair value of certain of the Fund’s investments may be significantly affected by changes in interest rates, including increases and decreases in interest rates caused by governmental actions and/or other factors. In general, rising interest rates will negatively affect the price of a fixed-rate instrument and falling interest rates will have a positive effect on the price of a fixed-rate instrument. In the event of a significantly rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the cash flows from investments held in the Fund and/or such investments’ fair value.
Although senior secured loans are generally floating rate instruments, the Fund’s investments in senior secured loans through investments in equity and junior debt tranches of CLOs are sensitive to interest rate levels and volatility. For example, because CLO debt securities are floating rate securities, a reduction in interest rates would generally result in a reduction in the coupon payment and cash flow the Fund receives on the Fund’s CLO debt investments. Further, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Fund’s cash flow, fair value of its assets and its operating results. If the Fund’s interest expense were to increase relative to income, or sufficient financing became unavailable, the Fund’s return on investments and cash available for distribution to shareholders or to make other payments on the Fund’s securities would be reduced. In addition, future investments in different types of instruments may carry a greater exposure to interest rate risk.
Benchmark Floor Risk
. Because CLOs generally issue debt on a floating rate basis, an increase in the relevant benchmark will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have benchmark floors such that, when the relevant benchmark is below the stated benchmark floor, the stated benchmark floor (rather than the benchmark itself) is used to determine the interest payable under the loans. Therefore, if the relevant benchmark increases but stays below the average benchmark floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario could result in the CLO not having adequate cash to make interest or other payments on the securities which the Fund holds.
Secured Overnight Financing Rate (“SOFR”) Risk.
Since the discontinuation of the London Interbank Offered Rate (“LIBOR”), CLOs (and the collateral they hold) have generally issued debt based on Term SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is published by the Federal Reserve Bank of New York and calculated based on transaction-level data collected from various sources. Term SOFR is a forward-looking term rate determined with reference to certain SOFR derivatives. Changes in the levels of Term SOFR will affect the amount of interest payable on the CLO debt securities, the distributions on the CLO equity and the trading price of the CLO securities.
Both SOFR and Term SOFR are fundamentally different from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR or related derivatives markets, like Term SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR or such SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR and SOFR-based reference rates like Term SOFR cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR or Term SOFR in the future, including following the discontinuation of synthetic LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.
Risks of Replacement Rates.
If the applicable rate of interest on any CLO security is calculated with reference to a tenor which is discontinued, such rate of interest will then be determined by the provisions of the affected CLO security, which may include determination by the relevant calculation agent in its discretion. The administrator of a reference rate will not have any involvement in the affected CLOs or loans and may take any actions in respect of such rate without regard to the effect of such actions on the CLOs or loans.
Base Rate Mismatch
. Many underlying corporate borrowers can elect to pay interest based on a
1-month,
3-month
and/or other term base rates in respect of the loans held by CLOs in which the Fund is invested, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based today on
3-month
term plus a spread. The
3-month
term rate may fluctuate in excess of other potential term rates, which may result in many underlying corporate borrowers electing to pay interest based on a shorter, but in any event lower, base rate. This mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches negatively impacts the cash flows on a CLO’s equity tranche, which may in turn adversely affect the Fund’s cash flows and results of operations. Unless spreads are adjusted to account for such increases, these negative impacts may worsen as the amount by which the
3-month
term rate exceeds such other chosen term base rate.
Interest Rate Environment.
The senior secured loans underlying the CLOs in which the Fund invests typically have floating interest rates. A sustained high interest rate environment may increase loan defaults, resulting in losses for the CLOs in which the Fund invests. In addition, increasing interest rates may lead to higher prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. See “- Risks Related to the Fund’s Investments

-

Prepayment Risk.
”
For detailed discussions of the risks associated with a high interest rate environment, see “- Risks Related to the Fund’s Investments

-

Interest Rate Risk
”
and
“
- High Yield Securities Risk.
”
Asset-Backed Securities Risk.
The Fund may invest in ABS, which are securities backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite period. These could include assets such as unsecured consumer or other receivables, credit card receivables, auto loans, consumer loans, trade receivables, equipment leases, and other assets that produce streams of payments. Asset-backed exposures are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Fund will incur losses. In addition, asset-backed exposures entail prepayment risk that may vary depending on the type of asset but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than would mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments. Additionally, there is the risk in certain states that it may be difficult to perfect the liens securing the collateral backing certain ABS. Further, certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
The investment characteristics of ABS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal can generally be prepaid at any time because the underlying loans or other assets generally can be prepaid at any time.
The collateral supporting ABS is generally of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, financial obligations (including equipment finance, floorplan finance, fund finance, lease finance, litigation finance, intellectual property finance, insurance premium finance, project finance, supply chain finance, and trade and shipping finance), agricultural assets, auto leases and loans, datacenter assets or leases, debt consolidation loans, fleet leases, home loans, aircraft leases, railcar leases, small business loans, timeshare receivables, franchise rights, student loans and consumer loans, which may represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The market value of an ABS is affected by changes in the market’s perception of the asset backing the ABS and the creditworthiness of the servicer for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
The value of ABS, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. The price paid by the Fund for, the yield the Fund expects to receive from and the average life of such securities are based on a number of unpredictable factors, including the anticipated rate of prepayment of the underlying assets, and are therefore subject to the risk that the ABS will lose value. ABS are also subject to the general risks associated with investing in physical assets such as real estate, that is, they could lose value if the value of the underlying asset declines.
Holders of ABS bear various other risks, including credit, liquidity, interest rate, market, operations, structural and legal risks.
Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the ABS. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit review scrutiny to the underlying collateral, leading to a higher incidence of defaults.
Market risk arises from the cash flow characteristics of the ABS, which, for most ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor in the event that credit losses in the portfolio rise well above expected levels.
Interest rate risk arises for the issuer from (i) the pricing terms on the underlying collateral, (ii) the terms of the interest rate paid to holders of the ABS and (iii) the need to mark to market the excess servicing or spread account proceeds carried on the issuing vehicle’s balance sheet. For the holder of the security, interest rate risk depends on the expected life of the ABS, which can depend on prepayments on the underlying assets or the occurrence of wind-down or termination events. If the servicer becomes subject to financial difficulty or otherwise ceases to be able to carry out its functions, it could be difficult to find other acceptable substitute servicers and cash flow disruptions or losses can occur, particularly with underlying collateral comprising non-standard
receivables or receivables originated by private retailers who collect many of the payments at their stores.
Structural and legal risks include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), a court having jurisdiction over the proceeding could determine that, because of the degree to which cash flows on the assets of the issuing vehicle potentially have been commingled with cash flows on the originator’s other assets (or similar reasons), (i) the assets of the issuing vehicle could be treated as never having been truly sold by the originator to the issuing vehicle and could be substantively consolidated with those of the originator or (ii) the transfer of such assets to the issuer could be voided as a fraudulent transfer. The time and expense related to a challenge of such a determination also could result in losses and/or delayed cash flows.
In addition, investments in subordinated ABS involve greater credit risk of default than investments in the senior classes of the issue or series. Default risks can be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities in an ABS issue generally absorb all losses from default before any other class of securities in such issue is at risk, particularly if such securities have been issued with little or no credit enhancement equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
Another risk associated with ABS is that the collateral that secures an ABS, such as credit card receivables, could be unsecured. In the case of credit card receivables, debtors are additionally entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. ABS that are backed by automobile receivables pose a risk because most issuers of such ABS permit the servicers to retain possession of the underlying obligations. Because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS potentially will not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral will not, in some cases, be available to support payments on these securities. As the foregoing shows, an underlying risk of investing in ABS is the dependence on debtors to pay their consumer loans timely.
In the case of ABS structured using special purpose securitization vehicles, securitized assets are typically actively managed by an investment manager, which may be the Adviser or its affiliates, and as a result, such assets will be traded, subject to rating agency and other constraints, by such investment manager. The aggregate return on these equity securities will depend in part upon the ability of each such investment manager to actively manage the related portfolio of assets.
The Fund’s investment strategies with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or through an asset backed security) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” prices. Purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of the Adviser.
Mortgage-Backed Securities Risk.
The Fund may invest in mortgage-backed securities (“MBS”). MBS represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. MBS can be backed by either fixed- or adjustable-rate mortgage loans, and may be issued by either a governmental or non-governmental
entity. The value of some MBS may be particularly sensitive to changes in prevailing interest rates and may become more volatile in certain interest rate environments.
The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on MBS or ABS may expose the Fund to the risk of earning a lower rate of return upon reinvestment of principal.
The Fund may invest in privately-issued mortgage pass-through securities that represent interests in pools of mortgage loans that are issued by trusts formed by originators of and institutional investors in mortgage loans (or represent interests in custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, mortgage bankers, insurance companies, investment banks or special purpose subsidiaries of the foregoing. The pools underlying privately-issued mortgage pass-through securities consist of mortgage loans secured by mortgages or deeds of trust creating a first lien on commercial, residential, residential multi-family and mixed residential/commercial properties. These MBS typically do not have the same credit standing as U.S. Government-guaranteed MBS.
Privately-issued mortgage pass-through securities generally offer a higher yield than similar securities issued by a government entity because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal on mortgage loans in these pools may be supported by various other forms of insurance or guarantees, including individual loan, pool and hazard insurance, subordination and letters of credit. Such insurance and guarantees may be issued by private insurers, banks and mortgage poolers. There is no guarantee that private guarantors or insurers, if any, will meet their obligations. MBS without insurance or guarantees may also be purchased by the Fund if they have the required rating from an NRSRO. Some MBS issued by private organizations may not be readily marketable, may be more difficult to value accurately and may be more volatile than similar securities issued by a government entity. MBS may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other MBS. CMOs are issued in multiple classes each with a specified fixed or floating interest rate and a final scheduled distribution rate. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full.
Sometimes, however, CMO classes are “parallel pay,” (
i.e.
, payments of principal are made to two or more classes concurrently). In some cases, CMOs may have the characteristics of a stripped mortgage-backed security (“SMBS”) whose price can be highly volatile.

CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgage-related obligations, and under certain interest rate and payment scenarios, the Fund may fail to recoup fully its investment in certain of these securities regardless of their credit quality.
MBS also include SMBS, which are derivative multiple class MBS. SMBS are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. Throughout 2008, the market for MBS began experiencing substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other ABS have also been affected. These instruments are increasingly subject to liquidity constraints, price volatility, rising interest rates, credit downgrades and unexpected increases in default rates and, therefore, may be more difficult to value and more difficult to dispose of than previously.
Credit Risk.
If a CLO in which the Fund invests, an underlying asset of any such CLO or any other type of credit investment in the Fund’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, either or both the Fund’s income and NAV may be adversely impacted. Additionally, interest on a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
Non-payment
would result in a reduction of the Fund’s income, a reduction in the value of the applicable CLO security or other credit investment experiencing non-payment
and, potentially, a decrease in the Fund’s NAV. With respect to the Fund’s investments in CLO securities and credit investments that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of non-payment
of scheduled dividend, interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a CLO security or credit investment. To the extent that the credit rating assigned to a security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected. In addition, if a CLO in which the Fund invests triggers an event of default as a result of failing to make payments when due or for other reasons, the CLO would be subject to the possibility of liquidation, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances. Heightened inflationary pressures could increase the risk of default by the Fund’s underlying obligors.
Prepayment Risk.
Although the Adviser’s and
Sub-Adviser’s
valuations and projections take into account certain expected levels of prepayments, the collateral of a CLO may be prepaid more quickly than expected. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond the Fund’s control and consequently cannot be accurately predicted. Early prepayments give rise to increased reinvestment risk, as a CLO collateral manager might realize excess cash from prepayments earlier than expected. If a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce the Fund’s net income and the fair value of that asset.
In addition, in most CLO transactions, CLO debt investors such as the Fund are subject to prepayment risk in that the holders of a majority of the equity tranche can direct a call or refinancing of a CLO, which would cause such CLO’s outstanding CLO debt securities to be repaid at par. Such prepayments of CLO debt securities held by the Fund also give rise to reinvestment risk if the Fund is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid.
Leverage Risk.
The Fund may incur leverage through the issuance of preferred shares and borrowing under a credit facility. The Fund may incur additional leverage, directly or indirectly, through one or more special purpose vehicles and indebtedness for borrowed money, as well as leverage in the form of derivative transactions, additional preferred shares, debt securities and other structures and instruments, in significant amounts and on terms that the Adviser and the Board deem appropriate, subject to applicable limitations under the 1940 Act. Such leverage may be used for the acquisition and financing of the Fund’s investments, to pay fees and expenses and for other purposes. Such leverage may be secured and/or unsecured. Any such leverage does not include leverage embedded or inherent in the CLO structures in which the Fund invests or in derivative instruments in which the Fund may invest. Accordingly, there is a layering of leverage in the Fund’s overall structure.
The more leverage the Fund employs, the more likely the Fund’s NAV will change substantially in response to any event that adversely affects the value of an investment. For instance, any decrease in the Fund’s income would cause net income to decline more sharply than it would have had the Fund not borrowed. Such a decline could also negatively affect the Fund’s ability to make distributions and other payments to its shareholders. Leverage is generally considered a speculative investment technique. The Fund’s ability to service any debt that the Fund incurs will depend largely on its financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the Fund’s investments were not leveraged.
As a registered
closed-end
management investment company, the Fund is required to meet certain asset coverage requirements with respect to any senior securities as defined under the 1940 Act. With respect to senior securities representing indebtedness (
i.e.
, borrowings or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, the Fund is required under current law to have an asset coverage of at least 300% as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. With respect to senior securities that are stocks (
i.e.
, preferred shares), the Fund is required under current law to have an asset coverage of at least 200% as measured at the time of the issuance of any such preferred shares and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding preferred shares. If legislation that modifies this section of the 1940 Act and increases the amount of senior securities that the Fund may incur were passed, the Fund may increase its leverage to the extent then permitted by the 1940 Act and the risks associated with an investment in the Fund may increase.
If the Fund’s asset coverage declines below 300% (or 200%, as applicable), the Fund would not be able to incur additional debt or issue additional preferred shares, and could be required by law to sell a portion of the Fund’s investments to repay some debt or redeem preferred shares when it is disadvantageous to do so. This could have a material adverse effect on the Fund’s operations, and the Fund may not be able to make certain distributions or pay dividends of an amount necessary to continue to be subject to tax as a RIC. The amount of leverage that the Fund employs will depend on the Adviser’s and
Sub-Adviser’s
assessment of market and other factors at the time of any proposed borrowing. The Fund cannot assure you that the Fund will be able to obtain credit at all or on terms acceptable to the Fund. For so long as the Fund incurs leverage through the issuance of preferred shares and borrowing under a credit facility, the rights of the Fund’s shareholders are subordinated to the rights of such senior security holders. In particular, dividends, distributions and other payments to shareholders are subject to prior payments due to such senior security holders. In addition, the 1940 Act provides preferred shareholders and, in certain cases, debt holders, with voting rights that are equal or superior to the voting rights of the Fund’s shareholders.
In addition, any debt facility into which the Fund may enter would likely impose financial and operating covenants that restrict the Fund’s business activities, including limitations that could hinder the Fund’s ability to finance additional loans and investments or to make the distributions required to maintain the Fund’s ability to be subject to tax as a RIC under Subchapter M of the Code.
Leveraged Securities Risk.
The Fund’s portfolio includes equity and junior debt investments in CLOs, which involve a number of significant risks. CLOs are typically very highly levered (with CLO equity securities being leveraged approximately ten times), and therefore the junior equity and debt tranches in which the Fund invests will be subject to a higher degree of risk of total loss. In particular, investors in CLO securities indirectly bear risks of the collateral held by such CLOs. The Fund generally has the right to receive payments only from the CLOs, and generally does not have direct rights against the underlying borrowers or the entity that sponsored the CLO. While the CLOs the Fund targets generally enable an equity investor therein to acquire interests in a pool of senior secured loans without the expenses associated with directly holding the same investments, the Fund generally pays a proportionate share of the CLOs’ administrative, management and other expenses if the Fund makes a CLO equity investment. In addition, the Fund may have the option in certain CLOs to contribute additional amounts to the CLO issuer for purposes of acquiring additional assets or curing coverage tests, thereby increasing the Fund’s overall exposure and capital at risk to such CLO. Although it is difficult to predict whether the prices of assets underlying CLOs will rise or fall, these prices (and, therefore, the prices of the CLOs’ securities) are influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The interests the Fund acquires in CLOs generally are thinly traded or have only a limited trading market. CLO securities are typically privately offered and sold, even in the secondary market. As a result, investments in CLO securities are illiquid.
High Yield Securities Risk.
The Fund invests primarily in securities that are rated below investment grade or, in the case of CLO equity securities, not rated by an NRSRO. The primary assets underlying the Fund’s CLO security investments are senior secured loans, although these transactions may allow for limited exposure to other asset classes including unsecured loans, high yield bonds, emerging market loans or bonds and structured finance securities with underlying exposure to CBO and collateralized debt obligation (“CDO”) tranches, RMBS, CMBS, trust preferred securities and other types of securitizations. CLOs generally invest in lower-rated debt securities that are typically rated below Baa/BBB by Moody’s, S&P or Fitch. In addition, the Fund may obtain direct exposure to such financial assets/instruments. Securities that are not rated or are rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are sometimes referred to as

“high yield” or “junk.” High-yield debt securities have greater credit and liquidity risk than investment grade obligations. High-yield debt securities are generally unsecured and may be subordinated to certain other obligations of the issuer thereof. The lower rating of high-yield debt securities and below investment grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the issuer thereof to make payments of principal or interest.
Risks of high-yield debt securities may include (among others):

(1)	limited liquidity and secondary market support;

(2)	substantial marketplace volatility resulting from changes in prevailing interest rates;

(3)	subordination to the prior claims of banks and other senior lenders;

(4)
the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates that could cause the CLO issuer (or the Fund, as applicable) to reinvest premature redemption proceeds in lower-yielding debt obligations;

(5)	the possibility that earnings of the high-yield debt security issuer may be insufficient to meet its debt service;

(6)	the declining creditworthiness and potential for insolvency of the issuer of such high-yield debt securities during periods of rising interest rates and/or economic downturn; and

(7)	greater susceptibility to losses and real or perceived adverse economic and competitive industry conditions than higher grade securities.
An economic downturn or an increase in interest rates could severely disrupt the market for high-yield debt securities and adversely affect the value of outstanding high-yield debt securities and the ability of the issuers thereof to repay principal and interest.
Issuers of high-yield debt securities may be highly leveraged and may not have more traditional methods of financing available to them. The risk associated with acquiring (directly or indirectly) the securities of such issuers generally is greater than is the case with highly rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield debt securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, timely service of debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high-yield debt securities because such securities may be unsecured and may be subordinated to obligations owed to other creditors of the issuer of such securities. In addition, the CLO issuer (or the Fund, as applicable) may incur additional expenses to the extent it (or the Fund) is required to seek recovery upon a default on a high yield bond (or any other debt obligation) or participate in the restructuring of such obligation.
A portion of the loans held by CLOs in which the Fund invests may consist of second lien loans. Second lien loans are secured by liens on the collateral securing the loan that are subordinated to the liens of at least one other class of obligations of the related obligor, and thus the ability of the CLO issuer to exercise remedies after a second lien loan becomes a defaulted obligation is subordinated to, and limited by, the rights of the senior creditors holding such other classes of obligations. In many circumstances, the CLO issuer may be prevented from foreclosing on the collateral securing a second lien loan until the related first lien loan is paid in full. Moreover, any amounts that might be realized as a result of collection efforts or in connection with a bankruptcy or insolvency proceeding involving a second lien loan must generally be turned over to the first lien secured lender until the first lien secured lender has realized the full value of its own claims. In addition, certain of the second lien loans contain provisions requiring the CLO issuer’s interest in the collateral to be released in certain circumstances. These lien and payment obligation subordination provisions may materially and adversely affect the ability of the CLO issuer to realize value from second lien loans and adversely affect the fair value of and income from the Fund’s investment in the CLO’s securities.
Loan Assignments and Participations Risk.
The Fund, or the CLOs in which the Fund invests, may acquire interests in loans either directly (by way of assignment, or “Assignments”) or indirectly (by way of participation, or “Participations”). The purchaser by an Assignment of a loan obligation typically succeeds to all the rights and obligations of the selling institution and becomes a lender under the loan or credit agreement with respect to the debt obligation. In contrast, Participations acquired by the Fund, or the CLOs in which the Fund invests, in a portion of a debt obligation held by a selling institution (the “Selling Institution”) typically result in a contractual relationship only with such Selling Institution, not with the obligor. The Fund or the CLOs in which the Fund invests would have the right to receive payments of principal, interest and any fees to which the Fund (or the CLOs in which the Fund invests) is entitled under the Participation only from the Selling Institution and only upon receipt by the Selling Institution of such payments from the obligor. In purchasing a Participation, the Fund or the CLOs in which the Fund invests generally will have no right to enforce compliance by the obligor with the terms of the loan or credit agreement or other instrument evidencing such debt obligation, nor any rights of setoff against the obligor, and the Fund or the CLOs in which the Fund invests may not directly benefit from the collateral supporting the debt obligation in which it has purchased the Participation. As a result, the Fund or the CLOs in which the Fund invests would assume the credit risk of both the obligor and the Selling Institution. In the event of the insolvency of the Selling Institution, the Fund or the CLOs in which the Fund invests will be treated as a general creditor of the Selling Institution in respect of the Participation and may not benefit from any setoff between the Selling Institution and the obligor.
The holder of a Participation in a debt obligation may not have the right to vote to waive enforcement of any default by an obligor. Selling Institutions commonly reserve the right to administer the debt obligations sold by them as they see fit and to amend the documentation evidencing such debt obligations in all respects. However, most participation agreements with respect to senior secured loans provide that the Selling Institution may not vote in favor of any amendment, modification or waiver that (1) forgives principal, interest or fees, (2) reduces principal, interest or fees that are payable, (3) postpones any payment of principal (whether scheduled or mandatory), interest or fees or (4) releases any material guarantee or security without the consent of the participant (at least to the extent the participant would be affected by any such amendment, modification or waiver).
A Selling Institution voting in connection with a potential waiver of a default by an obligor may have interests different from the Fund’s, and the Selling Institution might not consider the Fund’s interests in connection with its vote. In addition, many participation agreements with respect to senior secured loans that provide voting rights to the participant further provide that, if the participant does not vote in favor of amendments, modifications or waivers, the Selling Institution may repurchase such Participation at par. An investment by the Fund in a synthetic security related to a loan involves many of the same considerations relevant to Participations.
Liquidity Risk.
High-yield investments, including subordinated CLO securities and collateral held by CLOs in which the Fund invests, generally have limited liquidity. As a result, prices of high-yield investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decided to sell. In addition, the Fund (or the CLOs in which the Fund invests) may have difficulty disposing of certain high-yield investments because there may be a thin trading market for such securities. To the extent that a secondary trading market for non-investment
grade high-yield investments exists, it would not be as liquid as the secondary market for highly rated investments. Reduced secondary market liquidity would have an adverse impact on the fair value of the securities and on the Fund’s direct or indirect ability to dispose of particular securities in response to a specific economic event such as deterioration in the creditworthiness of the issuer of such securities.
As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities. Although a secondary market may exist, risks similar to those described above in connection with an investment in high-yield debt investments are also applicable to investments in lower rated loans.
The securities issued by CLOs generally offer less liquidity than other investment grade or high-yield corporate debt, and are subject to certain transfer restrictions that impose certain financial and other eligibility requirements on prospective transferees. Other investments that the Fund may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this illiquidity, the Fund’s ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments may be limited, which could prevent the Fund from making sales to mitigate losses on such investments. In addition, CLOs are subject to the possibility of liquidation upon an event of default, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances.
Counterparty Risk.
The Fund may be exposed to counterparty risk, which could make it difficult for the Fund or the CLOs in which the Fund invests to collect on the obligations represented by investments and result in significant losses.
The Fund may hold investments (including synthetic securities) that would expose the Fund to the credit risk of the Fund’s counterparties or the counterparties of the CLOs in which it invests. In the event of a bankruptcy or insolvency of such a counterparty, the Fund or a CLO in which such an investment is held could suffer significant losses, including the loss of that part of the Fund’s or the CLO’s portfolio financed through such a transaction; declines in the value of the Fund’s investment, including declines that may occur during an applicable stay period; the inability to realize any gains on the Fund’s investment during such period; and fees and expenses incurred in enforcing the Fund’s rights. If the CLO enters into or owns synthetic securities, the CLO may fall within the definition of a “commodity pool” under Commodity Futures Trading Commission (“CFTC”) rules, and the collateral manager of the CLO may be required to register as a commodity pool operator (“CPO”) with the CFTC, which could increase costs for the CLO and reduce amounts available to pay to the residual tranche.
In addition, with respect to certain swaps and synthetic securities, neither a CLO nor the Fund usually has a contractual relationship with the entities, referred to as “Reference Entities,” whose payment obligations are the subject of the relevant swap agreement or security. Therefore, neither the CLOs nor the Fund generally have a right to directly enforce compliance by the Reference Entity with the terms of this kind of underlying obligation, any rights of set-off
against the Reference Entity or any voting rights with respect to the underlying obligation. The CLOs and the Fund will not directly benefit from the collateral supporting the underlying obligation and will not have the benefit of the remedies that would normally be available to a holder of such underlying obligation.
Furthermore, the Fund may invest in unsecured notes which are linked to loans or other assets held by a bank or other financial institution on its balance sheet (so called “credit-linked notes”). Although the credit-linked notes are tied to the underlying performance of the assets held by the bank, such credit-linked notes are not secured by such assets, and the Fund has no direct or indirect ownership of the underlying assets. Thus, as a holder of such credit-linked notes, the Fund would be subject to counterparty risk of the bank that issues the credit-linked notes (in addition to the risk associated with the assets themselves). To the extent the relevant bank experiences an insolvency event or goes into receivership, the Fund may not receive payments on the credit-linked notes, or such payments may be delayed.
CLO Underlying Asset Default Risk.
A default and any resulting loss as well as other losses on an underlying asset held by a CLO may reduce the fair value of the Fund’s corresponding CLO investment. A wide range of factors could adversely affect the ability of the borrower of an underlying asset to make interest or other payments on that asset. To the extent that actual defaults and losses on the collateral of an investment exceed the level of defaults and losses factored into its purchase price, the value of the anticipated return from the investment will be reduced. The more deeply subordinated the tranche of securities in which the Fund invests, the greater the risk of loss upon a default. For example, CLO equity is the most subordinated tranche within a CLO and is therefore subject to the greatest risk of loss resulting from defaults on the CLO’s collateral whether due to bankruptcy or otherwise. Any defaults and losses in excess of expected default rates and loss model inputs will have a negative impact on the fair value of the Fund’s investments, will reduce the cash flows that the Fund receives from the Fund’s investments, adversely affect the fair value of the Fund’s assets and could adversely impact the Fund’s ability to pay dividends. Furthermore, the holders of the junior equity and debt tranches typically have limited rights with respect to decisions made with respect to collateral following an event of default on a CLO. In some cases, the senior most class of notes can elect to liquidate the collateral even if the expected proceeds are not expected to be able to pay in full all classes of notes. The Fund could experience a complete loss of the Fund’s investment in such a scenario.
In addition, the collateral of CLOs may require substantial workout negotiations or restructuring in the event of a default or liquidation. Any such workout or restructuring is likely to lead to a substantial reduction in the interest rate of such asset and/or a substantial write-down or write-off
of all or a portion the principal of such asset. Any such reduction in interest rates or principal will negatively affect the fair value of the Fund’s portfolio.
Loan Accumulation Facilities Risks.
The Fund may invest capital in LAFs, which are short- to medium-term facilities that typically operate over a period of six to twelve months, often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis that are expected to form part of the portfolio of a future CLO. Subsequent CLOs that LAFs are designed to facilitate are primary issuance CLOs. When evaluating a potential investment in a LAF, the Adviser or
Sub-Adviser
analyzes four core factors: (i) structural protections, (ii) collateral quality, (iii) offering document terms and restrictions, and (iv) collateral manager trading liquidity. Decisions are informed by third-party and proprietary analytics and require approval by at least two portfolio managers. The Adviser or
Sub-Adviser
also monitors CLO managers and LAF investments for material changes and ongoing performance. Because LAFs typically begin ramping up their underlying loan portfolios after the Fund’s investment commitment is made, the Adviser or
Sub-Adviser
places particular emphasis on the quality and expertise of the collateral manager when evaluating a LAF investment. The Fund will not invest in LAFs where the underlying CLOs do not fit the Fund’s investment strategy, objectives, risk management framework, or other limitations under the 1940 Act. The Fund does not expect to invest in LAFs that impose industry, sector, or other concentration parameters on the underlying loans, and the Adviser and
Sub-Adviser
do not have any particularized relationships with LAF providers or CLO managers, as all such transactions are expected to be conducted on an arms-length basis. The Fund is not subject to any tranche-specific or term-specific capital commitment terms in connection with its LAF investments. Investments in LAFs have risks similar to those applicable to investments in CLOs. There typically will be no assurance that the future CLO will be consummated or that the loans held in such a LAF are eligible for purchase by the CLO. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Fund may be responsible for either holding or disposing of the loans. This could expose the Fund primarily to credit and/or mark-to-market
losses, and other risks.
Furthermore, the Fund likely will have no consent rights in respect of the loans to be acquired in such a facility and in the event the Fund does have any consent rights, they will be limited. LAFs typically employ leverage of four to six times the Fund’s invested capital before a CLO’s closing, which increases the potential risk of loss.
Issuer Default Risk.
In the event of a bankruptcy or insolvency of an issuer or borrower of a loan that the Fund holds or of an underlying asset held by a CLO or other vehicle in which the Fund invests, a court or other governmental entity may determine that the Fund’s claims or those of the relevant CLO are not valid or not entitled to the treatment the Fund expected when making the Fund’s initial investment decision.
Various laws enacted for the protection of debtors may apply to the underlying assets in the Fund’s investment portfolio. The information in this and the following paragraph represents a brief summary of certain points only, is not intended to be an extensive summary of the relevant issues and is applicable with respect to U.S. issuers and borrowers only. The following is not intended to be a summary of all relevant risks. Similar avoidance provisions to those described below are sometimes available with respect to
non-U.S.
issuers or borrowers, but there is no assurance that this will be the case which may result in a much greater risk of partial or total loss of value in that underlying asset.
If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer or borrower of underlying assets, such as a trustee in bankruptcy, were to find that such issuer or borrower did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting such underlying assets and, after giving effect to such indebtedness, the issuer or borrower (1) was insolvent; (2) was engaged in a business for which the remaining assets of such issuer or borrower constituted unreasonably small capital; or (3) intended to incur, or believed that it would incur, debts beyond the Fund’s ability to pay such debts as they mature, such court could decide to invalidate, in whole or in part, the indebtedness constituting the underlying assets as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of the issuer or borrower, or to recover amounts previously paid by the issuer or borrower in satisfaction of such indebtedness. In addition, in the event of the insolvency of an issuer or borrower of underlying assets, payments made on such underlying assets could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under U.S. federal bankruptcy law or even longer under state laws) before insolvency.
The Fund’s underlying assets may be subject to various laws for the protection of debtors in other jurisdictions, including the jurisdiction of incorporation of the issuer or borrower of such underlying assets and, if different, the jurisdiction from which it conducts business and in which it holds assets, any of which may adversely affect such issuer’s or borrower’s ability to make, or a creditor’s ability to enforce, payment in full, on a timely basis or at all. These insolvency considerations will differ depending on the jurisdiction in which an issuer or borrower or the related underlying assets are located and may differ depending on the legal status of the issuer or borrower.
Derivatives Risk.
The Fund may in the future purchase and sell a variety of derivative instruments. The Fund may use derivative transactions to hedge against credit risk, interest rate risk or for other forms of investment or risk management purposes. The Fund may also use derivative transactions for investment purposes to the extent consistent with the Fund’s investment objective if the Adviser and
Sub-Adviser
deem it appropriate to do so. Derivative transactions may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to derivative transactions include counterparty, correlation, illiquidity, leverage, volatility, OTC trading, operational and legal risks. A small investment in derivatives could have a large potential impact on the Fund’s performance, effecting a form of investment leverage on the Fund’s portfolio. In certain types of derivative transactions, the Fund could lose the entire amount of its investment. In other types of derivative transactions, the potential loss is theoretically unlimited.
The following is a more detailed discussion of primary risk considerations related to the use of derivative transactions that investors should understand before investing in the Fund’s securities.
Counterparty risk
. Counterparty risk is the risk that a counterparty in a derivative transaction will be unable to honor its financial obligation to the Fund or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. Certain participants in the derivatives market, including larger financial institutions, have experienced significant financial hardship and deteriorating credit conditions. If the Fund’s counterparty to a derivative transaction experiences a loss of capital or is perceived to lack adequate capital or access to capital, it may experience margin calls to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its obligations may increase substantially. If a counterparty becomes bankrupt, the Fund may experience significant delays in obtaining recovery (if any) under the derivative contract in bankruptcy or other reorganization proceeding; if the Fund’s claim is unsecured, the Fund will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivatives since generally a clearing organization becomes substituted for each counterparty to a cleared derivative and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearinghouse for performance of financial obligations. However, there can be no assurance that the clearinghouse, or its members, will satisfy its obligations to the Fund.
Correlation risk
. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to the risk of loss. The imperfect correlation between the value of a derivative and the Fund’s underlying assets may result in losses on the derivative transaction that are greater than the gain in the value of the underlying assets in the Fund’s portfolio.
The Adviser and
Sub-Adviser
may not hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge, or because it does not foresee the occurrence of the risk. These factors may have a significant negative effect on the fair value of the Fund’s assets and the market value of the Fund’s securities.
Liquidity risk
. Derivative transactions, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets the Fund would not be able to close out a position without incurring a loss. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized
derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses. As a result, the Fund may need to liquidate other investments to meet margin and settlement payment obligations.
Leverage risk
. Derivative transactions can result in significant leverage and risk of loss. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses the Fund experiences and could cause the Fund’s NAV to be subject to wider fluctuations than would be the case if the Fund did not use the leverage feature in derivative instruments.
Volatility risk
. The prices of many derivative instruments, including many options and swaps, are highly volatile. Price movements of options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates; changing supply and demand relationships; trade, fiscal, monetary and exchange control programs and policies of governments; and national and international political and economic events and policies. The value of options and swap agreements also depends upon the price of the securities or currencies underlying them. These factors may cause the derivatives transactions to experience adverse market movements.
OTC trading risk
. Derivative transactions may include instruments not traded on an organized market. The risk of non-performance
by the counterparty to such derivative transaction may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange-traded instrument. In addition, significant disparities may exist between “bid” and “ask” prices for certain derivative instruments that are not traded on an exchange. Such instruments are often valued subjectively and may result in mispricings or improper valuations. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value, or both. In contrast, cleared derivative transactions benefit from daily mark-to-market
pricing and settlement, and segregation and minimum capital requirements applicable to intermediaries.
Operational and legal risk
. Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Transactions directly between two counterparties generally do not benefit from such protections; however, certain uncleared derivative transactions are subject to minimum margin requirements that may require the Fund and its counterparties to exchange collateral based on daily marked-to-market
pricing. OTC trading generally exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties.
Investments in Investment Companies Risk.
The Fund may invest in securities of other investment companies, including closed-end
funds, business development companies (“BDCs”), mutual funds, and exchange-traded funds (“ETFs”), and may otherwise invest indirectly in securities consistent with the Fund’s investment objective subject to statutory limitations prescribed by the 1940 Act. These limitations include in certain circumstances a prohibition on the Fund’s acquiring more than 3% of the voting shares of any other investment company, and a prohibition on the Fund’s investing more than 5% of its total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Subject to applicable law and/or pursuant to an exemptive order obtained from the SEC, or under an exemptive rule adopted by the SEC, the Fund may invest in certain other investment companies (including ETFs and money market funds) and BDCs beyond these statutory limits or otherwise provided that certain conditions are met. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies in addition to the fees and expenses that the Fund regularly bears. The Fund may only invest in other investment companies to the extent that the asset class exposure in such investment companies is consistent with the permissible asset class exposure for the Fund had it invested directly in securities, and the portfolios of such investment companies are subject to similar risks as the Fund is.
Reinvestment Risk.
As part of the ordinary management of its portfolio, a CLO will typically generate cash from asset repayments and sales and reinvest those proceeds in substitute assets, subject to compliance with its investment tests and certain other conditions. The earnings with respect to such substitute assets will depend on the quality of reinvestment opportunities available at the time. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or need to satisfy the CLO’s covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow that the CLO collateral manager is able to achieve. The investment tests may incentivize a CLO collateral manager to cause the CLO to buy riskier assets than it otherwise would, which could result in additional losses. These factors could reduce the Fund’s return on investment and may have a negative effect on the fair value of the Fund’s assets and the market value of the Fund’s securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. In addition, in most CLO transactions, CLO debt investors are subject to the risk that the holders of a majority of the equity tranche can direct a call or refinancing of a CLO, causing such CLO’s outstanding CLO debt securities to be repaid at par earlier than expected. There can be no assurance that the Fund will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.
Non-U.S.
Investments Risk.
While the Fund invests primarily in CLOs that hold underlying U.S. assets, these CLOs may be organized outside the United States. The Fund may also invest in CLOs that hold collateral that are
non-U.S.
assets or otherwise invest in securities of
non-U.S.
issuers to the extent consistent with the Fund’s investment strategies and objective.
Investing in foreign entities may expose the Fund to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations; political and social instability; restrictions on the types or amounts of investment; the imposition of sanctions, tariffs, or other governmental restrictions; expropriation; imposition of foreign taxes; less liquid markets and less available information than are generally the case in the U.S.; higher transaction costs; less government supervision of exchanges, brokers and issuers; less developed bankruptcy laws; difficulty in enforcing contractual obligations; lack of uniform accounting and auditing standards; currency fluctuations; and greater price volatility. Further, the Fund and the CLOs in which the Fund invests may have difficulty enforcing creditors’ rights in foreign jurisdictions.
In addition, international trade tensions may arise from time to time that could result in trade tariffs, embargoes or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, supply chain disruptions, an oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies or industries, which could have a negative impact on the value of the CLO securities that the Fund holds.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in periods when the Fund’s assets are uninvested. The Fund’s inability to make intended investments due to settlement problems or the risk of intermediary counterparty failures could cause it to miss investment opportunities. The inability to dispose of an investment due to settlement problems could result in losses to the Fund due to subsequent declines in the value of such investment or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Transaction costs of buying and selling foreign securities also are generally higher than those involved in domestic transactions. Furthermore, foreign financial markets have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.
The economies of individual
non-U.S.
countries may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.
Global Risks.
Due to the highly interconnected global economies and financial markets, the value of the Fund’s securities and the Fund’s underlying investments may go up or down in response to governmental actions and/or general economic conditions throughout the world. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Currency Risk
. Any of the Fund’s investments that are denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. Although the Fund intends to hedge any
non-U.S.
dollar exposures back to U.S. dollars, an increase in the value of the U.S. dollar compared to other currencies in which the Fund makes investments would otherwise reduce the effect of increases and magnify the effect of decreases in the prices of the Fund’s
non-U.S.
dollar denominated investments in their local markets. Fluctuations in currency exchange rates will similarly affect the U.S. dollar equivalent of any interest, dividend or other payments made that are denominated in a currency other than U.S. dollars.
Unrealized Losses Risk.
As a registered
closed-end
management investment company, the Fund is required to carry its investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Adviser. Decreases in the market values or fair values of the Fund’s investments are recorded as unrealized depreciation. Any unrealized losses in the Fund’s portfolio could be an indication of an issuer’s inability to meet its repayment obligations to the Fund with respect to the affected investments. This could result in realized losses in the future and ultimately in reductions of the Fund’s income available for distribution or making payments on the Fund’s other obligations in future periods.
If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the Fund’s shareholders. A return of capital distribution will generally not be taxable to the Fund’s shareholders. However, a return of capital distribution will reduce a shareholder’s cost basis in the Shares on which the distribution was received, thereby potentially resulting in a higher reported capital gain or lower reported capital loss when those Shares are sold or otherwise disposed of.
Qualifying Income Risk.
Some of the income and fees that the Fund may recognize will not satisfy the qualifying income requirement applicable to RICs. To ensure that such income and fees do not disqualify the Fund as a RIC for a failure to satisfy such requirement, the Fund may need to recognize such income and fees indirectly through one or more entities classified as corporations for U.S. federal income tax purposes. Such corporations will be subject to U.S. corporate income tax on their earnings, which ultimately will reduce the Fund’s return on such income and fees.
Payment-In-Kind
and Original Issue Discount Risk.
To the extent that the Fund invests in original issue discount (“OID”) instruments, including payment-in-kind
(“PIK”) loans and
zero-coupon
bonds, investors will be exposed to the risks associated with the inclusion of such non-cash
income in taxable and accounting income prior to receipt of cash, including the following risks:

•	the interest payments deferred on a PIK loan are subject to the risk that the borrower may default when the deferred payments are due in cash at the maturity of the loan;

•	the interest rates on PIK loans are higher to reflect the time value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments;

•	market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash;

•	PIK instruments may have unreliable valuations because the accruals require judgments about ultimate collectability of the deferred payments and the value of the associated collateral; and

•
for U.S. federal income tax purposes, the Fund may be required to make distributions of OID income without receiving any cash and such distributions may have to be paid from offering proceeds or the sale of assets without investors being given any notice of this fact.

Risks Relating to the Fund's Business and Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to the Fund’s Business and Structure
Valuation Risk.

Under the 1940 Act, the Fund is required to carry the Fund’s portfolio investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Board, in accordance with Rule
2a-5
under the 1940 Act. Typically, there is no public market for the type of investments the Fund targets. The Fund expects a majority of the Fund’s investments to be categorized as Level 2 and Level 3 assets. The Fund values these securities based on relevant information compiled by the Adviser and third-party pricing services (when available), and with the oversight of the Board.
The determination of fair value and, consequently, the amount of unrealized gains and losses in the Fund’s portfolio, are to a certain degree subjective and dependent on a valuation process approved and overseen by the Board. Certain factors that may be considered in determining the fair value of the Fund’s investments include non-binding
indicative bids and the number of trades (and the size and timing of each trade) in an investment. Valuation of certain investments is also based, in part, upon third-party valuation models which take into account various market inputs. Investors should be aware that the models, information and/or underlying assumptions used by the Adviser or such models will not always correctly capture the fair value of an asset. Because such valuations, and particularly valuations of securities that are not publicly traded like those the Fund holds, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. The Adviser’s determinations of fair value may differ materially from the values that would have been used if an active public market for these securities existed. The Adviser’s determinations of the fair value of the Fund’s investments have a material impact on the Fund’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Fund’s NAV on a given date to understate or overstate, possibly materially, the value that the Fund may ultimately realize on one or more of the Fund’s investments.
Management Risk.
The Fund’s ability to achieve the Fund’s investment objective depends on the Adviser’s and
Sub-Adviser’s
ability to effectively manage and deploy capital, which depends, in turn, on the Adviser’s and
Sub-Adviser’s
ability to identify, evaluate and monitor, and the Fund’s ability to acquire, investments that meet the Fund’s investment criteria.
Accomplishing the Fund’s investment objective on a cost-effective basis is largely a function of the Adviser’s and
Sub-Adviser’s
handling of the investment process, its ability to provide competent, attentive and efficient services, and the Fund’s access to investments offering acceptable terms, either in the primary or secondary markets. Even if the Fund is able to grow and build upon the Fund’s investment operations, any failure to manage the Fund’s growth effectively could have a material adverse effect on the Fund’s business, financial condition, results of operations and prospects. The results of the Fund’s operations will depend on many factors, including the availability of opportunities for investment, readily accessible short- and long-term funding alternatives in the financial markets and economic conditions. Furthermore, if the Fund cannot successfully operate the Fund’s business or implement the Fund’s investment policies and strategies as described in this prospectus, it could adversely impact the Fund’s ability to pay dividends or make distributions.
The Fund’s success will depend on the ability of the Adviser
and
Sub-Adviser
to attract and retain qualified personnel in a competitive environment.
The Fund’s growth will require that the Adviser and
Sub-Adviser
attract and retain new investment and administrative personnel in a competitive market. The Adviser’s and
Sub-Adviser’s
ability to attract and retain personnel with the requisite credentials, experience and skills will depend on several factors including its ability to offer competitive compensation, benefits and professional growth opportunities. Many of the entities, including investment funds (such as private equity funds, mezzanine funds and BDCs) and traditional financial services companies, with which the Adviser will compete for experienced personnel have greater resources than the Adviser and
Sub-Adviser.
The Fund’s incentive fee structure may incentivize the Adviser to pursue speculative investments, use leverage when it may be unwise to do so or refrain from de-levering
when it would otherwise be appropriate to do so.
The Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to pursue investments on the Fund’s behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be the case, which could result in higher investment losses, particularly during economic downturns. The Incentive Fee payable to the Adviser is based on the Fund’s
Pre-Incentive
Fee Net Investment Income, as calculated in accordance with the Fund’s Investment Advisory Agreement. This may encourage the Adviser to use leverage in an effort to increase the return on the Fund’s investments, even when it may not be appropriate to do so, and to refrain from de-levering
when it would otherwise be appropriate to do so. Under certain circumstances, the use of leverage may increase the likelihood of default, which would impair the value of the Fund’s securities. See “- Risks Related to the Fund’s Investments -
Leverage Risk
.”
The Fund may be obligated to pay the Adviser incentive compensation even if the Fund incurs a loss or with respect to investment income that the Fund has accrued but not received.

The Adviser is entitled to incentive compensation for each fiscal quarter based on the Fund’s
Pre-Incentive
Fee Net Investment Income, if any, for the immediately preceding calendar quarter above a performance threshold for that quarter. Accordingly, since the performance threshold is based on a percentage of the Fund’s NAV, decreases in its NAV make it easier to achieve the performance threshold. The Fund’s
Pre-Incentive
Fee Net Investment Income for incentive compensation purposes excludes realized and unrealized capital losses or depreciation that the Fund may incur in the fiscal quarter, even if such capital losses or depreciation result in a net loss on the Fund’s statement of operations for that quarter. Thus, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or the Fund incurs a net loss for that quarter. In addition,
Pre-Incentive
Fee Net Investment Income includes accrued income that the Fund has not yet received in cash. The Adviser is not obligated to return the Incentive Fee based on accrued income that is later determined to be uncollectible in cash.
Any incentive fee payable by the Fund that relates to the Fund’s
Pre-Incentive
Fee Net Investment Income may be computed and paid on income that may include interest that has been accrued but not yet received, including OID, which may arise if the Fund receives fees in connection with the origination of a loan or possibly in other circumstances, or contractual PIK interest, which represents contractual interest added to the loan balance and due at the end of the loan term. To the extent the Fund does not distribute accrued PIK interest, the deferral of PIK interest has the simultaneous effects of increasing the assets under management and increasing the base management fee at a compounding rate while generating investment income and increasing the Incentive Fee at a compounding rate. In addition, the deferral of PIK interest would also increase the loan-to-value
ratio at a compounding rate if the issuer’s assets do not increase in value, and investments with a deferred interest feature, such as PIK interest, may represent a higher credit risk than loans on which interest must be paid in full in cash on a regular basis.
For example, if an entity defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income that the Fund never received.
The Adviser’s liability is limited under the Investment Advisory Agreement, and the Fund has agreed to indemnify the Adviser against certain liabilities, which may lead the Adviser to act in a riskier manner on the Fund’s behalf than it would when acting for its own account.
Under the Investment Advisory Agreement, the Adviser does not assume any responsibility to the Fund other than to render the services called for under the agreement, and it is not responsible for any action of the Board in following or declining to follow the Adviser’s advice or recommendations. The Adviser maintains a contractual and fiduciary relationship with the Fund. Under the terms of the Investment Advisory Agreement, the Adviser, its officers, managers, members, agents, employees and other affiliates are not liable to the Fund for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. In addition, the Fund has agreed to indemnify the Adviser and each of its officers, managers, members, agents, employees and other affiliates from and against all damages, liabilities, costs and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by the Adviser of its obligations under the Investment Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. These protections may lead the Adviser to act in a riskier manner when acting on the Fund’s behalf than it would when acting for its own account.
Fluctuations in NAV Risk.
The Fund could experience fluctuations in the Fund’s NAV due to a number of factors, including the timing of distributions to the Fund’s shareholders, fluctuations in the value of the CLO securities that the Fund holds, the Fund’s ability or inability to make investments that meet the Fund’s investment criteria, the interest and other income earned on the Fund’s investments, the level of the Fund’s expenses (including any interest or dividend rate payable on the debt securities or preferred shares the Fund may issue), variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in the markets and general economic conditions. As a result of these factors, the Fund’s NAV and results for any period should not be relied upon as being indicative of the Fund’s NAV and results in future periods.
Changes to Operating Policies and Strategies Risk.
The Board has the authority to modify or waive the Fund’s current operating policies, investment criteria and strategies, other than those that the Fund has deemed to be fundamental, without prior shareholder approval. The Fund cannot predict the effect any changes to the Fund’s current operating policies, investment criteria or strategies would have on the Fund’s business, NAV, operating results or value of the Fund’s securities. However, the effects of any such changes could adversely impact the Fund’s ability to pay dividends and cause an investor to lose all or part of their investment.

Tax Risk.
At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of the Fund or its shareholders. Therefore, changes in tax laws, regulations or administrative interpretations, or any amendments thereto, could diminish the value of an investment in the Fund’s shares or the value or the resale potential of the Fund’s investments. You are urged to consult with your tax advisor with respect to the impact of any such legislation or other regulatory or administrative developments and proposals and their potential effect on your investment in the Fund.
The Fund will be subject to corporate-level income tax if the Fund is unable to maintain the Fund’s RIC status for U.S. federal income tax purposes.
The Fund can offer no assurance that the Fund will be able to maintain RIC status. To obtain and maintain RIC tax treatment under the Code, the Fund must meet certain annual distribution, income source and asset diversification requirements.
The annual distribution requirement for a RIC will be satisfied if the Fund distributes dividends to the Fund’s shareholders each tax year of an amount generally at least equal to 90% of the sum of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund uses debt financing, the Fund is subject to certain asset coverage requirements under the 1940 Act and may be subject to financial covenants that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, the Fund could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
The income source requirement will be satisfied if the Fund obtains at least 90% of the Fund’s income for each tax year from dividends, interest, gains from the sale of the Fund’s securities or similar sources.
The asset diversification requirement will be satisfied if the Fund meets certain asset composition requirements at the end of each quarter of the Fund’s tax year. Failure to meet those requirements may result in the Fund having to dispose of certain investments quickly to prevent the loss of RIC status. Because most of the Fund’s investments are expected to be in CLO securities for which there will likely be no active public market, any such dispositions could be made at disadvantageous prices and could result in substantial losses.
If the Fund fails to qualify for RIC tax treatment for any reason and remains or becomes subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.
The Fund may have difficulty paying its required distributions if the Fund recognizes income before or without receiving cash representing such income.
For federal income tax purposes, the Fund will include in income certain amounts that the Fund has not yet received in cash, such as OID or market discount, which may arise if the Fund acquires a debt security at a significant discount to par, or PIK interest, which represents contractual interest added to the principal amount of a debt security and due at the maturity of the debt security. The Fund also may be required to include in income certain other amounts that the Fund has not yet, and may not ever, receive in cash. The Fund’s investments in PIK interest may represent a higher credit risk than loans for which interest must be paid in full in cash on a regular basis. For example, even if the accounting conditions for income accrual are met, the issuer of the security could still default when the Fund’s actual collection is scheduled to occur upon maturity of the obligation.
Since, in certain cases, the Fund may recognize income before or without receiving cash representing such income, the Fund may have difficulty meeting the annual distribution requirement necessary to maintain RIC tax treatment under the Code. In addition, since the Fund’s Incentive Fee is payable on the Fund’s income recognized, rather than cash received, the Fund may be required to pay advisory fees on income before or without receiving cash representing such income. The use of PIK and OID securities may provide certain benefits to the Adviser, including increasing management fees and incentive fee compensation.
Accordingly, the Fund may have to sell some of the Fund’s investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities. Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK loans may be higher to reflect the time value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
The Fund’s cash distributions to shareholders may change and a portion of the Fund’s distributions to shareholders may be a return of capital.

The amount of the Fund’s cash distributions may increase or decrease at the discretion of the Board, based upon its assessment of the amount of income generated, the amount of cash available to the Fund for this purpose and other factors. Unless the Fund is able to generate sufficient cash through the successful implementation of the Fund’s investment strategy, the Fund may not be able to sustain a given level of distributions and may need to reduce the level of the Fund’s cash distributions in the future. Further, to the extent that the portion of the cash generated from the Fund’s investments that is recorded as interest income for financial reporting purposes is less than the amount of the Fund’s distributions, all or a portion of one or more of the Fund’s future distributions, if declared, may comprise a return of capital. Accordingly, shareholders should not assume that the sole source of any of the Fund’s distributions is net investment income. See “- Risks Related to the Fund’s Investments -
Prepayment Risk
” and “-
Unrealized Losses Risk
.”
The Fund’s shareholders may receive additional Shares as distributions, which could result in adverse tax consequences to them.
To satisfy certain annual distribution requirements to maintain RIC tax treatment under Subchapter M of the Code, the Fund may, if it has the ability to, declare a large portion of a distribution in additional Shares instead of in cash even if a shareholder has opted out of participation in the any applicable dividend reinvestment plan. As per IRS guidance applicable to publicly offered RICs, as long as at least 20% of such distribution is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a shareholder generally would be subject to tax on 100% of the fair market value of the distribution on the date the distribution is received by the shareholder in the same manner as a cash distribution, even though most of the distribution was paid in Shares.
Because the Fund expects to distribute substantially all of the Fund’s ordinary income and net realized capital gains to the Fund’s shareholders, the Fund may need additional capital to finance the acquisition of new investments and such capital may not be available on favorable terms, or at all.
To maintain its RIC status, the Fund is required to distribute at least 90% of the sum of its net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. As a result, these earnings will not be available to fund new investments, and the Fund will need additional capital to fund growth in its investment portfolio. If the Fund fails to obtain additional capital, the Fund could be forced to curtail or cease new investment activities, which could adversely affect its business, operations and results. Even if available, if the Fund is not able to obtain such capital on favorable terms, it could adversely affect its net investment income.
Market Risk.
The Fund may be materially affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including threatened or actual wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of geopolitical tension could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions would be expected to increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to the Fund. Unexpected volatility, illiquidity, governmental action, currency devaluation or other events in the global markets in which the Fund directly or indirectly holds positions could impair the Fund’s ability to carry out its business and could cause the Fund to incur substantial losses. These factors are outside the Fund’s control and could adversely affect the liquidity and value of its investments, and may reduce its ability to make attractive new investments. Trends and historical events do not imply, forecast or predict future events, and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser or
Sub-Adviser
will prove correct, and actual events and circumstances may vary significantly.
The Fund may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which the Fund interacts in the conduct of its business.
U.S. and global markets have experienced increased volatility in recent years, including as a result of the recent failures of certain U.S. and
non-U.S.
banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or an issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers’ being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
The Fund also may be subject to risk arising from a broad sell off or other shift in the credit markets, which may adversely impact the Fund’s income and NAV. In addition, if the value of its assets declines substantially, the Fund may fail to maintain the minimum asset coverage imposed upon the Fund by the 1940 Act. See “- Risks Related to the Fund’s Investments -
Leverage Risk
.” Any such failure would affect the Fund’s ability to issue preferred shares, debt securities and other senior securities, including borrowings, and may affect the Fund’s ability to pay distributions on its Shares, which could materially impair its business operations. The Fund’s liquidity could be impaired further by an inability to access the capital markets or to obtain additional debt financing. For example, the Fund cannot be certain that the it would be able to obtain debt financing on commercially reasonable terms, if at all. See “- Risks Related to the Fund’s Investments—
If the Fund is unable to obtain, and/or refinance debt capital, the Fund’s business could be materially adversely affected
.” In previous market cycles, many lenders and institutional investors reduced or ceased lending to borrowers. In the event of such type of market turmoil and tightening of credit, increased market volatility and widespread reduction of business activity could occur, thereby limiting the Fund’s investment opportunities. Moreover, the Fund is unable to predict when economic and market conditions may be favorable in future periods. Even if market conditions are broadly favorable over the long term, adverse conditions in particular sectors of the financial markets could adversely impact the Fund’s business.
If the Fund is unable to obtain and/or refinance debt capital, the Fund’s business could be materially adversely affected.
The Fund may obtain debt financing in order to obtain funds to make additional investments and grow the Fund’s portfolio of investments. Such debt capital may take the form of a term credit facility with a fixed maturity date or other fixed-term instruments, and the Fund may be unable to extend, refinance or replace such debt financings prior to their maturity. If the Fund is unable to obtain or refinance debt capital on commercially reasonable terms, the Fund’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Fund’s ability to grow its business. In addition, holders of the Fund’s Shares would not benefit from the potential for increased returns on equity that incurring leverage creates. Any such limitations on the Fund’s ability to grow and take advantage of leverage may decrease its earnings, if any, and distributions to shareholders. In addition, in such event, the Fund may need to liquidate certain of its investments that may be difficult to sell if required, meaning that the Fund may realize significantly less than the value at which the Fund has recorded its investments.
Debt capital that is available to the Fund in the future, if any, including upon the refinancing of then-existing debt prior to its maturity, may be at a higher cost and on less favorable terms and conditions than costs and other terms and conditions at which the Fund can currently obtain debt capital. In addition, if the Fund is unable to repay amounts outstanding under any such debt financings and is declared in default or is unable to renew or refinance these debt financings, the Fund may not be able to make new investments or operate its business in the normal course. These situations may arise due to circumstances that the Fund may be unable to control, such as lack of access to the credit markets, a severe decline in the value of the U.S. dollar, an economic downturn or an operational problem that affects third parties or the Fund, and could materially damage the Fund’s business.
Issuance of Senior Securities Risk.
Under the provisions of the 1940 Act, the Fund is permitted, as a registered closed-end
management investment company, to issue senior securities (including debt securities, preferred shares and/or borrowings from banks or other financial institutions) provided the Fund meets certain asset coverage requirements (
i.e.
, 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred shares under current law). See “- Risks Related to the Fund’s Investments -
Leverage Risk
” for details concerning how asset coverage is calculated. If the value of the Fund’s assets declines, the Fund may be unable to satisfy this test. If that happens, the Fund may be required to sell a portion of its investments and, depending on the nature of the Fund’s leverage, repay a portion of the Fund’s indebtedness at a time when such sales may be disadvantageous. Also, any amount that the Fund uses to service or repay its indebtedness would not be available for distributions to the Fund’s shareholders.
The Fund is not generally able to issue and sell Shares at a price below the then-current NAV per share (exclusive of any distributing commission or discount). The Fund may, however, sell Shares at a price below the then-current NAV per share (1) in connection with a rights offering to the Fund’s existing shareholders, (2) with the consent of the majority of the Fund’s shareholders, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.
Significant Shareholders Risk.
To the extent any shareholder, individually or acting together with other shareholders, controls a significant number of the Fund’s voting securities (as defined in the 1940 Act) or any class of voting securities, they may have the ability to control the outcome of matters submitted to the Fund’s shareholders for approval, including the election of Trustees and any merger, consolidation or sale of all or substantially all of the Fund’s assets, and may cause actions to be taken that you may not agree with or that are not in your interests or those of other securityholders.
Legislative and Regulatory Risk.
Legal and regulatory changes
. Legal and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the CFTC, the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this Prospectus. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s results of operations and the value of your investment.
Derivative Instruments
. The derivative instruments in which the Fund may invest are subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) require certain standardized derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for the Fund. The Dodd-Frank Act also established minimum margin requirements on certain uncleared derivatives which may result in the Fund and its counterparties posting higher margin amounts for uncleared derivatives. The Adviser has claimed an exclusion from the definition of CPO under the Commodity Exchange Act (“CEA”) pursuant to CFTC Regulation 4.5 under the CEA promulgated by the CFTC with respect to the Fund, and the Fund intends to operate in a manner that would permit the Adviser to continue to claim such exclusion.
Rule
18f-4
under the 1940 Act regulates the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies and replaces guidance of the SEC and its staff regarding asset segregation and cover transactions previously applicable to the Fund’s derivatives and other transactions. A fund’s trading of derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) is now subject to a value-at-risk
(“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a fund qualifies as a “limited derivatives user,” as defined in rule
18f-4.
Under rule
18f-4,
when a fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating a fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund is a limited derivatives user, but for funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. In addition, a fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard
settlement cycle, and the transaction will be deemed not to involve a senior security, provided that (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, a Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of a fund’s investments and cost of doing business, which could adversely affect investors.
Loan Securitizations
. Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in, a hedge fund or private equity fund (“covered funds”) (which have been broadly defined in a way that could include many CLOs). Given the limitations on banking entities investing in CLOs that are covered funds, the Volcker Rule may adversely affect the market value or liquidity of any or all of the investments held by the Fund. Although the Volcker Rule and the implementing rules exempt “loan securitizations” from the definition of covered fund, not all CLOs will qualify for this exemption.
In June 2020, the five federal agencies responsible for implementing the Volcker Rule adopted amendments to the Volcker Rule’s implementing regulations, including changes relevant to the treatment of securitizations (the “Volcker Changes”). Among other things, the Volcker Changes ease certain aspects of the “loan securitization” exclusion, create additional exclusions from the “covered fund” definition and narrow the definition of “ownership interest” to exclude certain “senior debt interests.” Also, under the Volcker Changes, a debt interest would no longer be considered an “ownership interest” solely because the holder has the right to remove or replace the manager following a cause-related default. The Volcker Changes were effective October 1, 2020.
U.S. Risk Retention
. In October 2014, six federal agencies (the FDIC, the Office of the Comptroller of the Currency, the Federal Reserve Board, the SEC, the U.S. Department of Housing and Urban Development and the Federal Housing Finance Agency) adopted joint final rules implementing certain credit risk retention requirements contemplated in Section 941 of the Dodd-Frank Act (the “Final U.S. Risk Retention Rules”). These rules were published in the Federal Register on December 24, 2014. With respect to the regulation of CLOs, the Final U.S. Risk Retention Rules require that the “sponsor” or a “majority owned affiliate” thereof (in each case as defined in the rules), will retain an “eligible vertical interest” or an “eligible horizontal interest” (in each case as defined therein) or any combination thereof in the CLO in the manner required by the Final U.S. Risk Retention Rules.
The Final U.S. Risk Retention Rules became fully effective on December 24, 2016 (the “Final U.S. Risk Retention Effective Date”) and to the extent applicable to CLOs, the Final U.S. Risk Retention Rules contain provisions that may adversely affect the return of the Fund’s investments. On February 9, 2018, a three-judge panel of the United States Court of Appeals for the District of Columbia Circuit, (the “DC Circuit Court”) rendered a decision in
The Loan Syndications and Trading Association v. Securities and Exchange Commission and Board of Governors of the Federal Reserve System
, No.
1:16-cv-0065
in which the DC Circuit Court held that open market CLO collateral managers are not “securitizers” subject to the requirements of the Final U.S. Risk Retention Rules. Thus, collateral managers of open market CLOs are no longer required to comply with the Final U.S. Risk Retention Rules at this time. As such, it is possible that some collateral managers of open market CLOs will decide to dispose of the notes (or cause their majority owned affiliates to dispose of the notes) constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or to take other action with respect to such notes that is not otherwise prohibited by the Final U.S. Risk Retention Rules. To the extent either the underlying collateral manager or its majority-owned affiliate divests itself of such notes, this will reduce the degree to which the relevant collateral manager’s incentives are aligned with those of the noteholders of the CLO (which may include the Fund as a CLO noteholder), and could influence the way in which the relevant collateral manager manages the CLO assets and/or makes other decisions under the transaction documents related to the CLO in a manner that is adverse to the Fund.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the Final U.S. Risk Retention Rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs.
EU/UK Risk Retention.
The securitization industry in both the European Union (“EU”) and the United Kingdom (“UK”) has also undergone a number of significant changes in the past few years. Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardized securitization (as amended from time to time, the “EU Securitization Regulation”) applies to certain specified EU investors, and Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardised securitization in the form in effect on December 31, 2020 (which forms part of UK domestic law by virtue of the European Union (Withdrawal) Act 2018 (as amended, the “EUWA”)) (as amended from time to time, the “UK Securitization Regulation” and, together with the EU Securitization Regulation, the “Securitization Regulations”) applies to certain specified UK investors, in each case, who are investing in a “securitisation” (as such term is defined under each Securitization Regulation).
The due diligence requirements of Article 5 of the EU Securitization Regulation (the “EU Due Diligence Requirements”) apply to “institutional investors” (as defined in the EU Securitization Regulation), being (a) subject to certain conditions and exceptions, institutions for occupational retirement provision and certain investment managers and authorized entities appointed by such institutions; (b) credit institutions (as defined in Regulation (EU) No 575/2013 (as amended, the “CRR”)); (c) alternative investment fund managers who manage and/or market alternative investment funds in the EU; (d) investment firms (as defined in the CRR); (e) insurance and reinsurance undertakings; and (f) management companies of Undertakings for Collective Investment in Transferable Securities (“UCITS”) funds (or internally managed UCITS); the EU Due Diligence Requirements apply also to certain consolidated affiliates of entities that are subject to the CRR. Such institutional investors and their relevant affiliates are referred to as “EU Institutional Investors.”
The due diligence requirements of Article 5 of the UK Securitization Regulation (the “UK Due Diligence Requirements”) apply to “institutional investors” (as defined in the UK Securitization Regulation) being: (a) insurance undertakings and reinsurance undertakings as defined in the Financial Services and Markets Act 2000 (as amended, the “FSMA”); (b) occupational pension schemes as defined in the Pension Schemes Act 1993 that have their main administration in the UK and certain fund managers of such schemes; (c) AIFMs as defined in the Alternative Investment Fund Managers Regulations 2013 (as amended, the “AIFM Regulations”) which market or manage AIFs (as defined in the AIFM Regulations) in the UK; (d) UCITS as defined in the FSMA, which are authorized open-ended investment companies as defined in the FSMA, and management companies as defined in the FSMA; (e) Financial Conduct Authority investment firms as defined in Regulation (EU) No 575/2013 as it forms part of UK domestic law by virtue of the EUWA (as amended, the “UK CRR”); and (f) CRR firms as defined in the UK CRR; the UK Due Diligence Requirements apply also to certain consolidated affiliates of entities that are subject to the UK CRR. Such institutional investors and their relevant affiliates are referred to as “UK Institutional Investors,” and together with EU Institutional Investors, “Institutional Investors.”

The applicable EU/UK Due Diligence Requirements restrict an Institutional Investor from investing in securitizations unless:

(1)
in each case, it has verified that the originator, sponsor or original lender will retain, on an ongoing basis, a material net economic interest of not less than five per cent in the securitization determined in accordance with Article 6 of the applicable EU/UK Securitization Regulation, and the risk retention is disclosed to the Institutional Investor;

(2)
in the case of an EU Institutional Investor, it has verified that the originator, sponsor or securitization special purpose entity (“SSPE”) (each as defined in the EU Securitization Regulation) has, where applicable, made available the information required by Article 7 of the EU Securitization Regulation (the “EU Transparency Requirements”) in accordance with the frequency and modalities provided for thereunder;

(3)
in the case of a UK Institutional Investor, it has verified that the originator, sponsor or SSPE (each as defined in the UK Securitization Regulation): (i) if established in the UK has, where applicable, made available the information required by Article 7 of the UK Securitization Regulation (the “UK Transparency Requirements”) in accordance with the frequency and modalities provided for thereunder; and (ii) if established in a third country has, where applicable, made available information which is substantially the same as that which it would have made available under the UK Transparency Requirements if it had been established in the UK, and has done so with such frequency and modalities as are substantially the same as those with which it would have made information available if it had been established in the UK; and

(4)
in each case, it has verified that, where the originator or original lender either (i) is not a credit institution or an investment firm (each as defined in the applicable EU/UK Securitization Regulation) or (ii) is established in a third country, the originator or original lender grants all the credits giving rise to the underlying exposure on the basis of sound and well-defined criteria and clearly established processes for approving, amending, renewing and financing those credits, and has effective systems in place to apply those criteria and processes to ensure that credit-granting is based on a thorough assessment of the obligor’s creditworthiness.

The applicable EU/UK Due Diligence Requirements further require that an Institutional Investor carry out a due diligence assessment that enables it to assess the risks involved prior to investing, including but not limited to the risk characteristics of the individual investment position and the underlying assets and all the structural features of the securitization that can materially impact the performance of the investment. In addition, pursuant to the applicable EU/UK Securitization Regulation, while holding an exposure to a securitization, an Institutional Investor is subject to various monitoring obligations in relation to such exposure, including but not limited to: (i) establishing appropriate written procedures to monitor compliance with the due diligence requirements and the performance of the investment and of the underlying assets; (ii) performing stress tests on the cash flows and collateral values supporting the underlying assets; (iii) ensuring internal reporting to its management body; and (iv) being able to demonstrate to its competent authorities, upon request, that it has a comprehensive and thorough understanding of the investment and underlying assets and that it has implemented written policies and procedures for risk management and as otherwise required by the applicable EU/UK Securitization Regulation.
Failure on the part of an Institutional Investor to comply with the applicable EU/UK Due Diligence Requirements may result in various penalties including, in the case of those Institutional Investors subject to regulatory capital requirements, the imposition of a punitive capital charge in respect of such securitization position. CLOs issued in Europe are generally structured in compliance with the Securitization Regulations so that prospective investors subject to the Securitization Regulations can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the Securitization Regulations, the Fund’s ability to invest in the residual tranches of such CLOs could be limited, or the Fund could be required to hold its investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulations, it will limit the ability of Institutional Investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulations and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of the Fund’s investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance of their collateral obligations, either of which developments could increase defaulted obligations above historic levels.
The staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact the Fund’s ability to implement its investment strategy and/or its ability to raise capital through public offerings, or could cause the Fund to take certain actions that may result in an adverse impact on the Fund’s shareholders, the Fund’s financial con
d
ition and/or its results of operations. The Fund is unable at this time to assess the likelihood or timing of any such regulatory development.

General Risk Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risk Factors
General Market Conditions Risk.
The success of any investment activity is influenced by general economic and financial conditions that may affect the level and volatility of equity prices, interest rates and the extent and timing of investor participation in the markets for both equity and interest-rate-sensitive securities. Unexpected volatility, illiquidity, governmental action, currency devaluation or other events in the global markets in which the Fund directly or indirectly holds positions could impair the Fund’s ability to carry out its business and could cause the Fund to incur substantial losses.
Terrorist acts, acts of war, natural disasters, outbreaks or pandemics may disrupt the Fund’s operations as well as the operations of the businesses in which the Fund invests. Such acts have created, and continue to create, economic and political uncertainties and have contributed to global economic instability. For example, many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and
COVID-19.
Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. The responses to viral illness outbreaks have varied as have their impact on human health, local economies and the global economy, and it is impossible, at the outset of any such outbreak, to estimate accurately what the ultimate impact of any such outbreak will be. Protective measures taken by governments and the private sector to mitigate the spread of such illness, including travel restrictions and outright bans, quarantines, and work-at-home
arrangements, and the spread of any such illness within the Fund’s offices and the offices of the Fund’s service providers could seriously impair the Fund’s operational capabilities, potentially harming the Fund’s business and its operating results.
Inflation Risk.
Inflation and rapid fluctuations in inflation rates, as has occurred in the U.S., have had in the past, and may in the future have, negative effects on economies and financial markets. Wage and price controls have been imposed at times in certain countries in an attempt to control inflation, which could significantly affect the operation of the issuers of securities or other investments in which the Fund invests. Governmental efforts to curb inflation often have negative effects on the level of economic activity. As such, inflation and rapid fluctuations in inflation rates can adversely affect the financial performance of the Fund and/or the collateral underlying the CLOs in which it invests. There can be no assurance that inflation will not continue to be a serious problem and have an adverse impact on the performance of the Fund and its investments. Were significant inflation to continue, the effect on the Adviser’s strategy could be materially adverse.
Cybersecurity Risk.
The Fund is highly dependent on the communications and information systems of the Adviser, the
Sub-Adviser,
the Administrator and their affiliates as well as the Transfer Agent and certain other third-party service providers. The Fund and its service providers are susceptible to operational and information security risks. While the Fund, the Adviser, the
Sub-Adviser,
and the Administrator have procedures in place with respect to information security, technologies may become the target of cyber attacks or information security breaches that could result in the unauthorized gathering, monitoring, release, misuse, loss or destruction of the Fund’s and/or its shareholders’ confidential and other information, or otherwise disrupt the Fund’s operations or those of its service providers. Disruptions or failures in the physical infrastructure or operating systems and cyber attacks or security breaches of the networks, systems or devices that the Fund and its service providers use to service its operations, or disruption or failures in the movement of information between service providers could disrupt and impact the service providers’ and the Fund’s operations, potentially resulting in financial losses, the inability of the Fund’s shareholders to transact business and of the Fund to process transactions, inability to calculate the Fund’s NAV, misstated or unreliable financial data, violations of applicable privacy and other laws, regulatory fines, penalties, litigation costs, increased insurance premiums, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund’s service providers’ policies and procedures with respect to information security have been established to seek to identify and mitigate the types of risk to which the Fund and its service providers are subject. As with any risk management system, there are inherent limitations to these policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified. There can be no assurance that the Fund or its service providers will not suffer losses relating to information security breaches (including cyber attacks) or other disruptions to information systems in the future.
ESG Strategy Risk.

The Fund’s consideration of ESG factors could cause it to perform differently compared to funds that do not take ESG factors in
to account. The incorporation of ESG factors into the investment analysis, which can encourage a greater emphasis on long-term performance, may result in the Fund’s forgoing near-term/short-term opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities for ESG reasons when it might be otherwise disadvantageous to do so. For instance, the Fund explicitly excludes investments in corporate issuers involved in the production of specific types of controversial weapons.

Other Risks of the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks of the Fund
Shares Not Listed; No Market for Shares
.
Shares are not traded on any national securities exchange or other market. No market currently exists for the Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable.
Closed-end
Fund; Liquidity Risks.
The Fund is a
non-diversified
closed-end
management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on NAV.
Repurchase Offers Risks.
As described under “Share Repurchase Program,” the Fund is an “interval fund” and, in order to provide liquidity to shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule_23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. See “Share Repurchase Program.”
Distributions
In-Kind.
The Fund generally expects to distribute to the holder of Shares that are repurchased cash in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. If the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs to dispose of such securities.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	250 Nicollet Mall
Entity Address, Address Line Two	Suite 1550
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
Contact Personnel Name	Tara Tilbury
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of average net assets attributable to Shares
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.35%
Distribution/Servicing Fees [Percent]	0.00%	[2],[3]
Incentive Fees [Percent]	0.00%	[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[3]
Other Annual Expense 2 [Percent]	0.99%	[3],[5]
Total Annual Expenses [Percent]	2.34%
Waivers and Reimbursements of Fees [Percent]	0.00%	[6]
Net Expense over Assets [Percent]	2.34%
Expense Example, Year 01	$ 24
Expense Example, Years 1 to 3	73
Expense Example, Years 1 to 5	125
Expense Example, Years 1 to 10	$ 267
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.75%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.35%
Distribution/Servicing Fees [Percent]	0.00%	[2],[3]
Incentive Fees [Percent]	0.00%	[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[3]
Other Annual Expense 2 [Percent]	4.95%	[3],[5]
Total Annual Expenses [Percent]	6.55%
Waivers and Reimbursements of Fees [Percent]	(3.95%)	[6]
Net Expense over Assets [Percent]	2.60%
Expense Example, Year 01	$ 586
Expense Example, Years 1 to 3	642
Expense Example, Years 1 to 5	696
Expense Example, Years 1 to 10	$ 825
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class T Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.35%
Distribution/Servicing Fees [Percent]	0.50%	[2],[3]
Incentive Fees [Percent]	0.00%	[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[3]
Other Annual Expense 2 [Percent]	4.95%	[3],[5]
Total Annual Expenses [Percent]	7.05%
Waivers and Reimbursements of Fees [Percent]	(3.95%)	[6]
Net Expense over Assets [Percent]	3.10%
Expense Example, Year 01	$ 322
Expense Example, Years 1 to 3	421
Expense Example, Years 1 to 5	516
Expense Example, Years 1 to 10	$ 736
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class T Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
If Shares Repurchased Class I [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 24
Expense Example, Years 1 to 3	73
Expense Example, Years 1 to 5	125
Expense Example, Years 1 to 10	267
If Shares Repurchased Class A [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	586
Expense Example, Years 1 to 3	642
Expense Example, Years 1 to 5	696
Expense Example, Years 1 to 10	825
If Shares Repurchased Class T [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	322
Expense Example, Years 1 to 3	421
Expense Example, Years 1 to 5	516
Expense Example, Years 1 to 10	$ 736

[1]	Investors purchasing Class A and Class T Shares may be subject to a sales load of up to 5.75% and 3.00%, respectively, of the purchase amount. The table assumes the maximum sales load is charged. The Fund may waive all or a portion of the sales load for certain investors as disclosed herein. While Class I Shares are not subject to a front-end sales charge, if an investor purchases Class I Shares through certain financial firms, such firms may directly charge the investor transaction or other fees in such amount as they may determine. Investors should consult their financial firm for additional information.
[2]	The Fund may charge a distribution and service fee totaling up to 0.50% per year on Class T Shares, which may include up to 0.25% of the average daily net assets of the Fund’s Class T shares for shareholder services.
[3]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[4]	The Fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Adviser during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments. The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s Net Assets, equal to 1.875% per quarter, or an annualized hurdle rate of 7.50%, subject to a “catch-up” feature. See “Management and Incentive Fees” for a full explanation of how the Incentive Fee is calculated.
[5]	Other operating expenses differ by share class due to the differences in expenses incurred by each share class.
[6]	The Adviser has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 2.60% of the Fund’s average daily net assets for Class A shares, 2.35% for Class I shares and 3.10% for Class T shares. The expense limitation agreement is in place until January 31, 2027 and may not be terminated by the Adviser prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Adviser is entitled to recoup from the Fund or class the fees and/or operating expenses. Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund within 36 months from the date on which the fee was waived or the expense was borne, provided that no reimbursement payment will be made on any day the reimbursement is sought unless the Fund’s annualized operating expenses for that day are below the applicable expense limitation, and then only to the extent that the Fund’s annualized operating expenses plus the amount reimbursed would equal, but not exceed, the applicable expense limitations. In addition, fees waived or expenses borne previously cannot be recouped solely because of a subsequent increase in the Fund’s operating expense limit.